UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-21774
                                                     ---------

                        First Trust Exchange-Traded Fund
                        --------------------------------

               (Exact name of registrant as specified in charter)

                        120 East Liberty Drive, Suite 400
                                Wheaton, IL 60187
-------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                             W. Scott Jardine, Esq.
                           First Trust Portfolios L.P.
                        120 East Liberty Drive, Suite 400
                                Wheaton, IL 60187
-------------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 630-765-8000
                                                    -------------------

Date of fiscal year end:  December 31
                          ------------------

Date of reporting period: September 30, 2009
                          --------------------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

        The Schedule(s) of Investments are attached herewith.



FIRST TRUST DOW JONES SELECT MICROCAP INDEX(SM) FUND

PORTFOLIO OF INVESTMENTS (a)
SEPTEMBER 30, 2009 (UNAUDITED)


   SHARES  DESCRIPTION                                 VALUE
--------------------------------------------------------------
           COMMON STOCKS -- 100.1%
           AEROSPACE & DEFENSE -- 0.8%
    3,364  Applied Signal Technology, Inc.      $     78,280
    3,792  Ladish Co., Inc. (b)                       57,373
                                                -------------
                                                     135,653
                                                -------------
           AIR FREIGHT & LOGISTICS -- 0.5%
   15,352  Air Transport Services Group,
              Inc. (b)                                53,118
    2,303  Dynamex, Inc. (b)                          37,608
                                                -------------
                                                      90,726
                                                -------------
           AIRLINES -- 0.6%
   13,327  Hawaiian Holdings, Inc. (b)               110,081
                                                -------------
           AUTO COMPONENTS -- 1.1%
    3,314  Dorman Products, Inc. (b)                  49,776
    7,775  Spartan Motors, Inc.                       39,964
    4,515  Standard Motor Products, Inc.              68,628
    2,963  Wonder Auto Technology, Inc. (b)           35,556
                                                -------------
                                                     193,924
                                                -------------
           BEVERAGES -- 0.9%
    2,607  Boston Beer (The) Co., Inc.,
              Class A (b)                             96,667
    1,090  Coca-Cola Bottling Co.
              Consolidated                            52,789
                                                -------------
                                                     149,456
                                                -------------
           BIOTECHNOLOGY -- 0.3%
   14,143  QLT, Inc. (b)                              52,329
                                                -------------
           BUILDING PRODUCTS -- 1.0%
    3,681  AAON, Inc.                                 73,915
    2,433  American Woodmark Corp.                    47,054
    4,542  Insteel Industries, Inc.                   54,277
                                                -------------
                                                     175,246
                                                -------------
           CAPITAL MARKETS -- 2.6%
    8,867  BGC Partners, Inc., Class A                37,951
    5,037  Calamos Asset Management, Inc.,
              Class A                                 65,783
    5,213  Duff & Phelps Corp., Class A               99,881
    4,059  Evercore Partners, Inc., Class A          118,604
    5,420  Penson Worldwide, Inc. (b)                 52,791
    8,639  TradeStation Group, Inc. (b)               70,408
                                                -------------
                                                     445,418
                                                -------------
           CHEMICALS -- 4.3%
    2,398  GenTek, Inc. (b)                           91,220
    2,216  Hawkins, Inc.                              51,766
    4,597  Innophos Holdings, Inc.                    85,044
    3,086  Innospec, Inc.                             45,518
    6,776  Landec Corp. (b)                           43,366
    4,553  LSB Industries, Inc. (b)                   70,890
   11,260  Omnova Solutions, Inc. (b)                 72,965
    2,848  Quaker Chemical Corp.                      62,457
    8,105  ShengdaTech, Inc. (b)                      51,548


   SHARES  DESCRIPTION                                 VALUE
--------------------------------------------------------------

           CHEMICALS (CONTINUED)
    5,581  Zep, Inc.                            $     90,691
    7,157  Zoltek Cos., Inc. (b)                      75,149
                                                -------------
                                                     740,614
                                                -------------
           COMMERCIAL BANKS -- 7.3%
    1,187  Alliance Financial Corp.                   32,108
    2,805  Arrow Financial Corp.                      76,548
    7,059  Banco Latinoamericano de Comercio
              Exterior S.A., Class E                 100,379
    1,338  Bank of Marin Bancorp                      41,920
    1,875  Camden National Corp.                      61,950
    7,343  Cardinal Financial Corp.                   60,433
    4,303  First Bancorp                              77,669
    1,398  First of Long Island (The) Corp.           37,173
    2,850  German American Bancorp, Inc.              44,203
    2,450  Great Southern Bancorp, Inc.               58,090
    6,273  Oriental Financial Group, Inc.             79,667
    2,439  Peoples Bancorp, Inc.                      31,829
    5,414  Renasant Corp.                             80,398
    3,248  SCBT Financial Corp.                       91,269
    3,293  Simmons First National Corp.,
              Class A                                 94,871
    3,857  Southside Bancshares, Inc.                 86,860
    3,796  Southwest Bancorp, Inc.                    53,296
    1,565  United Security Bancshares, Inc.           34,727
    3,607  Washington Trust Bancorp, Inc.             63,195
    5,969  Wilshire Bancorp, Inc.                     43,812
                                                -------------
                                                   1,250,397
                                                -------------
           COMMERCIAL SERVICES & SUPPLIES
              -- 3.8%
   13,960  Acco Brands Corp. (b)                     100,791
    7,949  APAC Customer Services, Inc. (b)           46,979
    2,556  Consolidated Graphics, Inc. (b)            63,772
    3,010  Cornell Cos., Inc. (b)                     67,544
    6,694  Ennis, Inc.                               107,974
    8,276  Innerworkings, Inc. (b)                    40,884
   14,598  Interface, Inc., Class A                  121,163
    3,169  M & F Worldwide Corp. (b)                  64,141
    2,949  Multi-Color Corp.                          45,503
                                                -------------
                                                     658,751
                                                -------------
           COMMUNICATIONS EQUIPMENT -- 2.0%
    3,784  Anaren, Inc. (b)                           64,328
    7,347  Ceragon Networks Ltd. (b)                  62,156
    6,488  Digi International, Inc. (b)               55,278
   22,904  Extreme Networks, Inc. (b)                 64,131
    5,291  Globecomm Systems, Inc. (b)                38,465
    7,434  SeaChange International, Inc. (b)          55,755
                                                -------------
                                                     340,113
                                                -------------


         See Notes to Quarterly Portfolio of Investments

FIRST TRUST DOW JONES SELECT MICROCAP INDEX(SM) FUND

SEPTEMBER 30, 2009 (UNAUDITED)


   SHARES  DESCRIPTION                                 VALUE
--------------------------------------------------------------

           COMMON STOCKS (CONTINUED)
           COMPUTERS & PERIPHERALS -- 0.8%
    5,235  Stratasys, Inc. (b)                  $     89,833
    5,925  Super Micro Computer, Inc. (b)             50,125
                                                -------------
                                                     139,958
                                                -------------
           CONSTRUCTION & ENGINEERING -- 2.4%
    9,431  Furmanite Corp. (b)                        40,648
   11,284  Great Lakes Dredge & Dock Corp.            78,762
    6,215  KHD Humboldt Wedag International
              Ltd. (b)                                64,512
    2,037  Michael Baker Corp. (b)                    74,024
    4,743  MYR Group, Inc. (b)                       100,030
    4,593  Pike Electric Corp. (b)                    55,024
                                                -------------
                                                     413,000
                                                -------------
           CONSTRUCTION MATERIALS -- 0.1%
      478  United States Lime & Minerals,
              Inc. (b)                                17,170
                                                -------------
           CONSUMER FINANCE -- 1.6%
   12,838  Advance America Cash Advance Centers,
              Inc.                                    71,893
    6,203  Dollar Financial Corp. (b)                 99,372
    3,754  World Acceptance Corp. (b)                 94,638
                                                -------------
                                                     265,903
                                                -------------
           CONTAINERS & PACKAGING -- 1.5%
    1,504  AEP Industries, Inc. (b)                   60,010
    9,702  Boise, Inc. (b)                            51,227
    3,046  Bway Holding Co. (b)                       56,381
    8,230  Myers Industries, Inc.                     88,637
                                                -------------
                                                     256,255
                                                -------------
           DISTRIBUTORS -- 0.4%
    2,534  Core-Mark Holding Co., Inc. (b)            72,472
                                                -------------
           DIVERSIFIED CONSUMER SERVICES -- 0.1%
    1,265  CPI Corp.                                  15,775
                                                -------------
           DIVERSIFIED FINANCIAL SERVICES -- 0.8%
    9,129  BPW Acquisition Corp. (b)                  89,373
    3,582  Encore Capital Group, Inc. (b)             48,178
                                                -------------
                                                     137,551
                                                -------------
           DIVERSIFIED TELECOMMUNICATION SERVICES
              -- 1.4%
    6,099  Consolidated Communications Holdings,
              Inc.                                    97,645
    3,730  D&E Communications, Inc.                   42,857
    8,952  General Communication, Inc.,
              Class A (b)                             61,411


   SHARES  DESCRIPTION                                 VALUE
--------------------------------------------------------------

           DIVERSIFIED TELECOMMUNICATION SERVICES
              (CONTINUED)
    3,500  SureWest Communications (b)          $     43,470
                                                -------------
                                                     245,383
                                                -------------
           ELECTRIC UTILITIES -- 0.4%
    2,718  Unitil Corp.                               61,019
                                                -------------
           ELECTRICAL EQUIPMENT -- 1.3%
    5,065  A-Power Energy Generation Systems
              Ltd. (b)                                54,550
    4,320  Fushi Copperweld, Inc. (b)                 36,547
    4,869  Harbin Electric, Inc. (b)                  82,189
    1,415  Jinpan International Ltd.                  45,294
                                                -------------
                                                     218,580
                                                -------------
           ELECTRONIC EQUIPMENT, INSTRUMENTS &
              COMPONENTS -- 0.9%
    8,710  CTS Corp.                                  81,003
    4,106  OSI Systems, Inc. (b)                      75,099
                                                -------------
                                                     156,102
                                                -------------
           ENERGY EQUIPMENT & SERVICES -- 2.9%
    2,788  Exterran Partners L.P. (c)                 50,184
    3,217  Gulf Island Fabrication, Inc.              60,287
    6,783  Matrix Service Co. (b)                     73,731
    3,125  Natural Gas Services Group (b)             55,062
    5,242  North American Energy Partners,
              Inc. (b)                                31,452
    1,228  OYO Geospace Corp. (b)                     31,719
    3,224  Phi, Inc. (b)                              65,383
    3,353  T-3 Energy Services, Inc. (b)              66,054
    8,269  Tesco Corp. (b)                            65,987
                                                -------------
                                                     499,859
                                                -------------
           FOOD & STAPLES RETAILING -- 0.8%
      351  Arden Group, Inc., Class A                 41,945
    3,319  Ingles Markets, Inc., Class A              52,540
    1,420  Village Super Market, Inc., Class A        41,847
                                                -------------
                                                     136,332
                                                -------------
           FOOD PRODUCTS -- 2.2%
    9,697  AgFeed Industries, Inc. (b)                51,782
    9,386  B&G Foods, Inc., Class A                   76,871
    3,039  Calavo Growers, Inc.                       57,680
    1,760  Seneca Foods Corp., Class A (b)            48,224
   15,159  SunOpta, Inc. (b)                          61,394
    5,476  Zhongpin, Inc. (b)                         80,607
                                                -------------
                                                     376,558
                                                -------------
           GAS UTILITIES -- 0.3%
    1,762  Chesapeake Utilities Corp.                 54,604
                                                -------------


         See Notes to Quarterly Portfolio of Investments

FIRST TRUST DOW JONES SELECT MICROCAP INDEX(SM) FUND

SEPTEMBER 30, 2009 (UNAUDITED)


   SHARES  DESCRIPTION                                 VALUE
--------------------------------------------------------------

           COMMON STOCKS (CONTINUED)
           HEALTH CARE EQUIPMENT & SUPPLIES -- 4.3%
   10,497  Accuray, Inc. (b)                    $     68,231
      413  Atrion Corp.                               59,637
    3,376  Cantel Medical Corp. (b)                   50,843
    2,326  Exactech, Inc. (b)                         36,611
    4,643  IRIS International, Inc. (b)               52,466
    3,790  Medical Action Industries, Inc. (b)        45,745
    7,245  Natus Medical, Inc. (b)                   111,790
   14,128  RTI Biologics, Inc. (b)                    61,457
    8,499  Symmetry Medical, Inc. (b)                 88,135
    1,497  Young Innovations, Inc.                    39,386
    5,446  Zoll Medical Corp. (b)                    117,198
                                                -------------
                                                     731,499
                                                -------------
           HEALTH CARE PROVIDERS & SERVICES -- 4.4%
    2,846  Air Methods Corp. (b)                      92,694
    6,744  Allion Healthcare, Inc. (b)                39,452
    2,413  America Service Group, Inc.                39,911
    3,968  American Dental Partners, Inc. (b)         55,552
    8,435  AMN Healthcare Services, Inc. (b)          80,217
   10,042  BioScrip, Inc. (b)                         67,884
    3,429  Chindex International, Inc. (b)            43,137
    1,955  Corvel Corp. (b)                           55,522
    7,389  Cross Country Healthcare, Inc. (b)         68,792
    4,112  MedCath Corp. (b)                          36,062
    3,329  Providence Service Corp.  (b)              38,816
    5,288  Triple-S Management Corp., Class B (b)     88,680
    3,063  U.S. Physical Therapy, Inc. (b)            46,159
                                                -------------
                                                     752,878
                                                -------------
           HEALTH CARE TECHNOLOGY -- 0.5%
    8,178  Omnicell, Inc. (b)                         91,103
                                                -------------
           HOTELS, RESTAURANTS & LEISURE -- 4.5%
    6,537  AFC Enterprises, Inc. (b)                  55,042
    4,953  Ambassadors Group, Inc.                    77,514
    6,243  California Pizza Kitchen, Inc. (b)         97,516
    3,293  Carrols Restaurant Group, Inc. (b)         24,895
   24,669  Denny's Corp. (b)                          65,620
    1,323  Einstein Noah Restaurant Group, Inc.
              (b)                                     15,929
    1,912  Landry's Restaurants, Inc. (b)             20,076
    5,385  Marcus (The) Corp.                         68,874
    3,340  Peet's Coffee & Tea, Inc. (b)              94,288
    3,701  Red Robin Gourmet Burgers, Inc. (b)        75,574
   13,890  Shuffle Master, Inc. (b)                  130,844
    2,314  Universal Travel Group (b)                 29,851


   SHARES  DESCRIPTION                                 VALUE
--------------------------------------------------------------

           HOTELS, RESTAURANTS & LEISURE
              (CONTINUED)
    8,201  Youbet.com, Inc. (b)                 $     17,222
                                                -------------
                                                     773,245
                                                -------------
           HOUSEHOLD DURABLES -- 1.2%
    1,683  Blyth, Inc.                                65,183
    2,787  Hooker Furniture Corp.                     37,624
   11,630  Sealy Corp. (b)                            37,216
    3,526  Universal Electronics, Inc. (b)            72,001
                                                -------------
                                                     212,024
                                                -------------
           HOUSEHOLD PRODUCTS -- 0.2%
    1,626  Orchids Paper Products Co. (b)             32,520
                                                -------------
           INSURANCE -- 0.7%
    1,555  American Physicians Service
              Group, Inc.                             35,827
    3,843  First Mercury Financial Corp.              51,189
    5,281  Universal Insurance Holdings,
              Inc.                                    26,563
                                                -------------
                                                     113,579
                                                -------------
           INTERNET SOFTWARE & SERVICES --
              1.2%
    3,991  Liquidity Services, Inc. (b)               41,187
   10,432  LivePerson, Inc. (b)                       52,577
    8,124  Perficient, Inc. (b)                       67,186
    6,833  Web.com Group, Inc. (b)                    48,446
                                                -------------
                                                     209,396
                                                -------------
           IT SERVICES -- 2.7%
    5,006  China Information Security
              Technology, Inc. (b)                    27,733
    3,816  ExlService Holdings, Inc. (b)              56,706
    7,397  Heartland Payment Systems, Inc.           107,330
    6,060  iGATE Corp.                                51,995
    8,060  InfoGROUP, Inc. (b)                        56,501
    1,882  NCI, Inc., Class A (b)                     53,938
    6,381  Ness Technologies, Inc. (b)                50,346
    3,288  Virtusa Corp. (b)                          31,203
    4,552  Yucheng Technologies Ltd. (b)              32,638
                                                -------------
                                                     468,390
                                                -------------
           LEISURE EQUIPMENT & PRODUCTS --
              0.8%
    5,417  RC2 Corp. (b)                              77,192
    4,932  Sturm Ruger & Co., Inc.                    63,820
                                                -------------
                                                     141,012
                                                -------------
           MACHINERY -- 4.2%
    7,134  Albany International Corp., Class
              A                                      138,400
    6,904  Altra Holdings, Inc. (b)                   77,256
    2,161  Ampco-Pittsburgh Corp.                     57,461
    4,359  CIRCOR International, Inc.                123,185


         See Notes to Quarterly Portfolio of Investments

FIRST TRUST DOW JONES SELECT MICROCAP INDEX(SM) FUND

SEPTEMBER 30, 2009 (UNAUDITED)


   SHARES  DESCRIPTION                                 VALUE
--------------------------------------------------------------

           COMMON STOCKS (CONTINUED)
           MACHINERY (CONTINUED)
    4,921  Columbus McKinnon Corp. (b)          $     74,553
    3,328  Dynamic Materials Corp.                    66,427
    2,556  Graham Corp.                               39,746
      688  K-Tron International, Inc. (b)             65,504
    2,626  L.B. Foster Co., Class A (b)               80,303
                                                -------------
                                                     722,835
                                                -------------
           MARINE -- 0.8%
    5,283  Euroseas Ltd.                              22,717
    1,434  International Shipholding Corp.            44,182
   11,619  Star Bulk Carriers Corp.                   40,434
    5,647  Ultrapetrol Bahamas Ltd. (b)               27,783
                                                -------------
                                                     135,116
                                                -------------
           MEDIA -- 2.4%
   23,244  Belo Corp., Class A                       125,750
    7,198  Dolan Media Co. (b)                        86,304
    1,691  Global Sources Ltd. (b)                    11,617
   10,116  Lee Enterprises, Inc. (b)                  27,819
   15,172  McClatchy (The) Co., Class A               38,840
    2,465  Rentrak Corp. (b)                          44,025
    5,688  World Wrestling Entertainment,
              Inc., Class A                           79,689
                                                -------------
                                                     414,044
                                                -------------
           METALS & MINING -- 1.0%
    3,083  Haynes International, Inc. (b)             98,101
    2,469  Olympic Steel, Inc.                        70,835
    1,973  Sutor Technology Group Ltd. (b)             6,235
                                                -------------
                                                     175,171
                                                -------------
           OIL, GAS & CONSUMABLE FUELS -- 3.3%
    9,602  ATP Oil & Gas Corp. (b)                   171,780
   31,984  Endeavour International Corp. (b)          38,701
    4,442  EV Energy Partner L.P. (c)                103,276
    1,923  Global Partners L.P. (c)                   48,075
    3,721  K-Sea Transportation Partners L.P.
              (c)                                     75,015
    2,414  Martin Midstream Partners L.P. (c)         64,357
    2,432  TransMontaigne Partners L.P. (c)           65,421
                                                -------------
                                                     566,625
                                                -------------
           PAPER & FOREST PRODUCTS -- 0.9%
   10,006  Buckeye Technologies, Inc. (b)            107,364
    6,221  KapStone Paper & Packaging Corp.
              (b)                                     50,639
                                                -------------
                                                     158,003
                                                -------------
           PERSONAL PRODUCTS -- 1.9%
    2,576  China Sky One Medical, Inc. (b)            33,978
    6,955  Elizabeth Arden, Inc. (b)                  81,860
    3,586  Inter Parfums, Inc.                        43,785


   SHARES  DESCRIPTION                                 VALUE
--------------------------------------------------------------

           PERSONAL PRODUCTS (CONTINUED)
    3,457  Medifast, Inc. (b)                   $     75,086
    9,083  Prestige Brands Holdings, Inc. (b)         63,944
    5,457  Revlon, Inc., Class A (b)                  26,521
                                                -------------
                                                     325,174
                                                -------------
           PHARMACEUTICALS -- 0.6%
    2,330  Hi-Tech Pharmacal Co., Inc. (b)            52,285
    3,979  Obagi Medical Products, Inc. (b)           46,157
                                                -------------
                                                      98,442
                                                -------------
           PROFESSIONAL SERVICES -- 3.1%
    4,012  Advisory Board (The) Co. (b)              100,862
    3,405  CDI Corp.                                  47,840
    2,824  CRA International, Inc. (b)                77,067
    2,558  First Advantage Corp., Class A (b)         47,451
    7,017  Hill International, Inc. (b)               49,821
    2,440  ICF International, Inc. (b)                73,981
   13,331  Spherion Corp. (b)                         82,785
    1,109  VSE Corp.                                  43,262
                                                -------------
                                                     523,069
                                                -------------
           REAL ESTATE INVESTMENT TRUSTS --
              2.3%
    3,561  American Capital Agency Corp.             101,310
   24,724  Ashford Hospitality Trust                  85,545
    7,417  First Potomac Realty Trust                 85,741
   16,285  NorthStar Realty Finance Corp.             57,160
    7,501  Ramco-Gershenson Properties Trust          66,909
                                                -------------
                                                     396,665
                                                -------------
           SEMICONDUCTORS & SEMICONDUCTOR
              EQUIPMENT -- 1.1%
    5,992  Intellon Corp. (b)                         42,483
   17,555  Kopin Corp. (b)                            84,264
    6,619  Pericom Semiconductor Corp. (b)            64,933
                                                -------------
                                                     191,680
                                                -------------
           SOFTWARE -- 5.2%
   11,574  Actuate Corp. (b)                          66,898
    8,848  Deltek, Inc. (b)                           68,041
    4,400  Double-Take Software, Inc. (b)             44,836
    4,214  i2 Technologies, Inc. (b)                  67,592
    3,371  Interactive Intelligence, Inc. (b)         64,420
    5,140  Kenexa Corp. (b)                           69,287
    5,829  Manhattan Associates, Inc. (b)            117,746
    6,012  Monotype Imaging Holdings, Inc.
              (b)                                     50,561
    5,017  PROS Holdings, Inc. (b)                    42,243
    7,212  Radiant Systems, Inc. (b)                  77,457
   12,411  S1 Corp. (b)                               76,700
   10,680  TeleCommunication Systems, Inc.
              (b)                                     89,285


         See Notes to Quarterly Portfolio of Investments

FIRST TRUST DOW JONES SELECT MICROCAP INDEX(SM) FUND

SEPTEMBER 30, 2009 (UNAUDITED)


   SHARES  DESCRIPTION                                 VALUE
--------------------------------------------------------------

           COMMON STOCKS (CONTINUED)
           SOFTWARE (CONTINUED)
    6,962  VASCO Data Security International,
              Inc. (b)                          $     51,658
                                                -------------
                                                     886,724
                                                -------------
           SPECIALTY RETAIL -- 3.4%
    2,647  America's Car-Mart, Inc. (b)               63,396
    4,875  Big 5 Sporting Goods Corp.                 73,613
    2,119  Books-A-Million, Inc.                      25,513
    5,412  Charlotte Russe Holding, Inc. (b)          94,710
    2,978  Conn's, Inc. (b)                           33,622
    3,679  DSW, Inc., Class A (b)                     58,754
    3,078  Kirkland's, Inc. (b)                       43,861
    4,477  Lithia Motors, Inc., Class A               69,796
    3,772  West Marine, Inc. (b)                      29,648
   25,107  Wet Seal, Inc., Class A (b)                94,904
                                                -------------
                                                     587,817
                                                -------------
           TEXTILES, APPAREL & LUXURY GOODS --
              1.8%
    5,000  Maidenform Brands, Inc. (b)                80,300
    3,613  Oxford Industries, Inc.                    71,176
   33,168  Quiksilver, Inc. (b)                       91,212
    4,393  Volcom, Inc. (b)                           72,397
                                                -------------
                                                     315,085
                                                -------------
           THRIFTS & MORTGAGE FINANCE -- 1.8%
    2,790  ESB Financial Corp.                        37,358
    3,017  First Financial Holdings, Inc.             48,182
    7,269  Flushing Financial Corp.                   82,867
    9,859  Provident New York Bancorp                 94,153
    1,588  WSFS Financial Corp.                       42,304
                                                -------------
                                                     304,864
                                                -------------
           TOBACCO -- 0.6%
   21,741  Alliance One International, Inc. (b)       97,400
                                                -------------
           TRADING COMPANIES & DISTRIBUTORS --
              1.0%
    7,213  H&E Equipment Services, Inc. (b)           81,723
    4,269  Houston Wire & Cable Co.                   47,173
    3,777  Titan Machinery, Inc. (b)                  47,288
                                                -------------
                                                     176,184
                                                -------------
           WIRELESS TELECOMMUNICATION SERVICES
              --  1.1%
    4,053  iPCS, Inc. (b)                             70,522
    5,854  USA Mobility, Inc.                         75,400
    8,010  Virgin Mobile USA, Inc., Class A (b)       40,050
                                                -------------
                                                     185,972
                                                -------------


           DESCRIPTION                                 VALUE
--------------------------------------------------------------

           TOTAL INVESTMENTS -- 100.1%
             (Cost $17,797,757) (d)             $ 17,195,745
           NET OTHER ASSETS AND
             LIABILITIES -- (0.1)%                   (23,323)
                                                -------------
           NET ASSETS -- 100.0%                 $ 17,172,422
                                                =============


(a) All percentages shown in the Portfolio of Investments are based on net assets.
(b)    Non-income producing security.
(c)    Master Limited Partnership ("MLP").
(d) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of September 30, 2009, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $1,085,975 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $1,687,987.


-----------------------------------------------------------------
VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of September 30, 2009 is as follows (see Note 1A - Portfolio Valuation in the Notes to Quarterly Portfolio of Investments):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

INVESTMENTS          LEVEL 1         LEVEL 2         LEVEL 3
-----------------------------------------------------------------
Common Stocks*     $17,195,745     $         -     $         -
                 ================================================


* See Portfolio of Investments for industry breakout.


         See Notes to Quarterly Portfolio of Investments

FIRST TRUST MORNINGSTAR(R) DIVIDEND LEADERS(SM) INDEX FUND

PORTFOLIO OF INVESTMENTS (a)
SEPTEMBER 30, 2009 (UNAUDITED)


   SHARES  DESCRIPTION                                 VALUE
--------------------------------------------------------------

           COMMON STOCKS -- 99.8%
           CAPITAL MARKETS -- 0.0%
      688  Legg Mason, Inc.                     $     21,349
                                                -------------
           CHEMICALS -- 5.1%
    1,875  Cabot Corp.                                43,331
   47,047  E.I. du Pont de Nemours & Co.           1,512,090
    2,468  Eastman Chemical Co.                      132,137
    3,645  Olin Corp.                                 63,569
    6,627  PPG Industries, Inc.                      385,758
    6,458  RPM International, Inc.                   119,408
                                                -------------
                                                   2,256,293
                                                -------------
           COMMERCIAL BANKS -- 0.7%
    2,395  Bank of Hawaii Corp.                       99,488
      810  City Holding Co.                           24,146
    1,718  Community Bank System, Inc.                31,388
    4,547  CVB Financial Corp.                        34,512
    2,682  Trustmark Corp.                            51,092
    2,861  United Bankshares, Inc.                    56,047
                                                -------------
                                                     296,673
                                                -------------
           COMMERCIAL SERVICES & SUPPLIES --
              3.0%
    1,863  Healthcare Services Group, Inc.            34,205
    1,219  McGrath Rentcorp                           25,928
   14,165  Pitney Bowes, Inc.                        352,000
   12,058  R.R. Donnelley & Sons Co.                 256,353
   21,431  Waste Management, Inc.                    639,073
                                                -------------
                                                   1,307,559
                                                -------------
           COMPUTERS & PERIPHERALS -- 0.2%
    2,421  Diebold, Inc.                              79,724
                                                -------------
           CONTAINERS & PACKAGING -- 0.3%
    4,269  Sonoco Products Co.                       117,568
                                                -------------
           DISTRIBUTORS -- 0.7%
    7,957  Genuine Parts Co.                         302,843
                                                -------------
           DIVERSIFIED CONSUMER SERVICES --
              0.5%
   13,074  H&R Block, Inc.                           240,300
                                                -------------
           DIVERSIFIED TELECOMMUNICATION
              SERVICES -- 19.4%
  165,434  AT&T, Inc.                              4,468,372
    9,936  CenturyTel, Inc.                          333,850
  124,570  Verizon Communications, Inc.            3,770,734
                                                -------------
                                                   8,572,956
                                                -------------
           ELECTRIC UTILITIES -- 17.7%
   27,831  American Electric Power Co.,
              Inc.                                   862,483
    2,448  Cleco Corp.                                61,396
    5,757  DPL, Inc.                                 150,258
   12,160  Edison International                      408,333
    2,714  Empire District Electric (The)
              Co.                                     49,096


   SHARES  DESCRIPTION                                  VALUE
--------------------------------------------------------------

           ELECTRIC UTILITIES (CONTINUED)
   31,032  Exelon Corp.                          $ 1,539,808
   16,077  FirstEnergy Corp.                         735,040
    7,349  Hawaiian Electric Industries,
              Inc.                                   133,164
    2,206  IDACORP, Inc.                              63,511
    7,630  Northeast Utilities                       181,136
   18,047  Pepco Holdings, Inc.                      268,539
    7,153  Pinnacle West Capital Corp.               234,762
   19,363  PPL Corp.                                 587,473
   19,698  Progress Energy, Inc.                     769,404
   48,935  Southern Co.                            1,549,771
    2,152  UIL Holdings Corp.                         56,791
    1,534  UniSource Energy Corp.                     47,171
    7,010  Westar Energy, Inc.                       136,765
                                                -------------
                                                   7,834,901
                                                -------------
           ELECTRICAL EQUIPMENT -- 2.7%
   27,965  Emerson Electric Co.                    1,120,837
    1,844  Hubbell, Inc., Class B                     77,448
                                                -------------
                                                   1,198,285
                                                -------------
           FOOD & STAPLES RETAILING -- 0.4%
   10,591  SUPERVALU, Inc.                           159,500
                                                -------------
           FOOD PRODUCTS -- 5.4%
      286  Cal-Maine Foods, Inc.                       7,656
   14,888  H. J. Heinz Co.                           591,798
   67,116  Kraft Foods, Inc., Class A              1,763,138
                                                -------------
                                                   2,362,592
                                                -------------
           GAS UTILITIES -- 1.9%
    4,258  AGL Resources, Inc.                       150,180
    4,783  Atmos Energy Corp.                        134,785
    1,089  Laclede Group (The), Inc.                  35,022
    2,577  Nicor, Inc.                                94,292
    5,329  ONEOK, Inc.                               195,148
    3,553  Piedmont Natural Gas Co., Inc.             85,059
    1,918  Southwest Gas Corp.                        49,062
    2,498  WGL Holdings, Inc.                         82,784
                                                -------------
                                                     826,332
                                                -------------
           HOUSEHOLD PRODUCTs -- 2.6%
   19,392  Kimberly-Clark Corp.                    1,143,740
                                                -------------
           INSURANCE -- 1.4%
    5,952  Arthur J. Gallagher & Co.                 145,050
      434  Baldwin & Lyons, Inc., Class B             10,177
   10,318  Cincinnati Financial Corp.                268,165
    1,703  Erie Indemnity Co., Class A                63,794
      553  Harleysville Group, Inc.                   17,503
    1,881  Mercury General Corp.                      68,055
      862  Safety Insurance Group, Inc.               28,377
                                                -------------
                                                     601,121
                                                -------------


         See Notes to Quarterly Portfolio of Investments

FIRST TRUST MORNINGSTAR(R) DIVIDEND LEADERS(SM) INDEX FUND

SEPTEMBER 30, 2009 (UNAUDITED)


   SHARES  DESCRIPTION                                 VALUE
--------------------------------------------------------------

           COMMON STOCKS (CONTINUED)
           IT SERVICES -- 1.0%
   15,681  Paychex, Inc.                           $ 455,533
                                                -------------
           LEISURE EQUIPMENT & PRODUCTS --
              0.8%
   16,367  Mattel, Inc.                              302,135
    1,484  Polaris Industries, Inc.                   60,517
                                                -------------
                                                     362,652
                                                -------------
           MACHINERY -- 0.0%
      883  Barnes Group, Inc.                         15,090
                                                -------------
           MEDIA -- 0.1%
    4,662  Regal Entertainment Group, Class
              A                                       57,436
                                                -------------
           MULTI-UTILITIES -- 12.0%
    6,850  Alliant Energy Corp.                      190,772
    2,583  Avista Corp.                               52,228
    2,474  Black Hills Corp.                          62,271
   21,681  CenterPoint Energy, Inc.                  269,495
      848  CH Energy Group, Inc.                      37,575
   17,747  Consolidated Edison, Inc.                 726,562
   34,640  Dominion Resources, Inc.                1,195,080
   10,857  DTE Energy Co.                            381,515
   20,847  NiSource, Inc.                            289,565
    5,549  NSTAR                                     176,569
    4,719  OGE Energy Corp.                          156,104
   24,048  Public Service Enterprise Group,
              Inc.                                   756,069
    6,814  SCANA Corp.                               237,809
   13,021  TECO Energy, Inc.                         183,336
    5,134  Vectren Corp.                             118,287
   25,129  Xcel Energy, Inc.                         483,482
                                                -------------
                                                   5,316,719
                                                -------------
           PHARMACEUTICALS -- 19.1%
  123,125  Bristol-Myers Squibb Co.                2,772,775
   65,967  Eli Lilly & Co.                         2,178,890
  110,328  Merck & Co., Inc.                       3,489,675
                                                -------------
                                                   8,441,340
                                                -------------
           SPECIALTY RETAIL -- 0.7%
    9,259  Foot Locker, Inc.                         110,645
   11,496  Limited Brands, Inc.                      195,317
                                                -------------
                                                     305,962
                                                -------------
           TEXTILES, APPAREL & LUXURY GOODS
              -- 0.5%
    3,202  VF Corp.                                  231,921
                                                -------------
           THRIFTS & MORTGAGE FINANCE -- 1.9%
    7,468  First Niagara Financial Group,
              Inc.                                    92,080
   24,258  Hudson City Bancorp, Inc.                 318,993


   SHARES  DESCRIPTION                                  VALUE
--------------------------------------------------------------

           THRIFTS & MORTGAGE FINANCE
              (CONTINUED)
   35,191  New York Community Bancorp, Inc.     $    401,881
      824  Northwest Bancorp, Inc.                    18,820
    2,513  Provident Financial Services,
              Inc.                                    25,859
                                                -------------
                                                     857,633
                                                -------------
           TOBACCO -- 1.6%
   14,326  Reynolds American, Inc.                   637,794
    1,172  Universal Corp.                            49,013
                                                -------------
                                                     686,807
                                                -------------
           TRADING COMPANIES & DISTRIBUTORS
              -- 0.1%
    1,729  GATX Corp.                                 48,326
                                                -------------

           TOTAL INVESTMENTS -- 99.8%
             (Cost $44,098,557) (b)               44,101,155
           NET OTHER ASSETS AND
             LIABILITIES -- 0.2%                      67,132
                                                -------------
           NET ASSETS -- 100.0%                 $ 44,168,287
                                                =============


(a) All percentages shown in the Portfolio of Investments are based on net assets.
(b) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of September 30, 2009, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $2,489,345 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $2,486,747.


-----------------------------------------------------------------
VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of September 30, 2009 is as follows (see Note 1A - Portfolio Valuation in the Notes to Quarterly Portfolio of Investments):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

INVESTMENTS          LEVEL 1         LEVEL 2         LEVEL 3
-----------------------------------------------------------------
Common Stocks*     $44,101,155     $         -     $         -
                 ================================================


* See Portfolio of Investments for industry breakout.


         See Notes to Quarterly Portfolio of Investments

FIRST TRUST US IPO INDEX FUND

PORTFOLIO OF INVESTMENTS (a)
SEPTEMBER 30, 2009 (UNAUDITED)


   SHARES  DESCRIPTION                                 VALUE
--------------------------------------------------------------

           COMMON STOCKS -- 99.8%
           AEROSPACE & DEFENSE -- 1.5%
    1,000  DigitalGlobe, Inc. (b)               $     22,370
    1,253  DynCorp International, Inc.,
              Class A (b)                             22,554
    3,095  Spirit AeroSystems Holdings,
              Inc., Class A (b)                       55,896
    1,080  TransDigm Group, Inc.                      53,795
                                                -------------
                                                     154,615
                                                -------------
           AIRLINES -- 0.2%
      445  Allegiant Travel Co. (b)                   16,950
                                                -------------
           AUTO COMPONENTS -- 0.3%
    1,426  WABCO Holdings, Inc.                       29,946
                                                -------------
           BEVERAGES -- 1.6%
    5,659  Dr. Pepper Snapple Group, Inc. (b)        162,696
                                                -------------
           BIOTECHNOLOGY -- 0.2%
      848  Acorda Therapeutics, Inc. (b)              19,741
                                                -------------
           CAPITAL MARKETS -- 4.5%
    5,681  Ameriprise Financial, Inc.                206,391
      673  KBW, Inc. (b)                              21,684
    1,963  Lazard Ltd., Class A                       81,091
    2,703  MF Global Ltd. (b)                         19,651
    7,939  Och-Ziff Capital Management Group
              LLC, Class A                            96,618
    1,286  optionsXpress Holdings, Inc.               22,222
    1,380  RiskMetrics Group, Inc. (b)                20,175
                                                -------------
                                                     467,832
                                                -------------
           CHEMICALS -- 2.5%
    3,199  Celanese Corp., Class A                    79,975
    1,080  CF Industries Holdings, Inc.               93,128
    5,288  Huntsman Corp.                             48,174
    1,651  Rockwood Holdings, Inc. (b)                33,961
                                                -------------
                                                     255,238
                                                -------------
           COMMERCIAL SERVICES & SUPPLIES --
              0.2%
    1,968  EnergySolutions, Inc.                      18,145
                                                -------------
           COMMUNICATIONS EQUIPMENT -- 0.6%
    1,924  Aruba Networks, Inc. (b)                   17,008
    1,594  Starent Networks Corp. (b)                 40,520
                                                -------------
                                                      57,528
                                                -------------
           COMPUTERS & PERIPHERALS -- 1.0%
    3,827  Teradata Corp. (b)                        105,319
                                                -------------
           CONSTRUCTION & ENGINEERING -- 1.4%
    2,458  Aecom Technology Corp. (b)                 66,710
    3,574  KBR, Inc.                                  83,239
                                                -------------
                                                     149,949
                                                -------------


   Shares  Description                                 Value
--------------------------------------------------------------

           CONSUMER FINANCE -- 1.9%
   11,934  Discover Financial Services             $ 193,689
                                                -------------
           DIVERSIFIED CONSUMER SERVICES --
              0.4%
    1,188  Bridgepoint Education, Inc. (b)            18,129
      372  Capella Education Co. (b)                  25,050
                                                -------------
                                                      43,179
                                                -------------
           DIVERSIFIED FINANCIAL SERVICES --
              0.6%
    2,231  MSCI, Inc., Class A (b)                    66,082
                                                -------------
           DIVERSIFIED TELECOMMUNICATION
              SERVICES -- 1.4%
   16,134  Clearwire Corp., Class A (b)              131,169
      746  Neutral Tandem, Inc. (b)                   16,979
                                                -------------
                                                     148,148
                                                -------------
           ELECTRIC UTILITIES -- 0.5%
    1,113  ITC Holdings Corp.                         50,586
                                                -------------
           ELECTRICAL EQUIPMENT -- 3.6%
    1,886  First Solar, Inc. (b)                     288,294
    3,195  GT Solar International, Inc. (b)           18,563
    2,155  SunPower Corp., Class A (b)                64,413
                                                -------------
                                                     371,270
                                                -------------
           ELECTRONIC EQUIPMENT, INSTRUMENTS
              & COMPONENTS -- 3.1%
    2,530  Dolby Laboratories, Inc., Class A
              (b)                                     96,621
   10,218  Tyco Electronics Ltd.                     227,657
                                                -------------
                                                     324,278
                                                -------------
           ENERGY EQUIPMENT & SERVICES -- 0.7%
    2,072  Cal Dive International, Inc. (b)           20,492
    1,836  Dresser-Rand Group, Inc. (b)               57,045
                                                -------------
                                                      77,537
                                                -------------
           HEALTH CARE EQUIPMENT & SUPPLIES
              -- 5.6%
   11,194  Covidien PLC                              484,253
    2,378  ev3, Inc. (b)                              29,273
    1,284  Masimo Corp. (b)                           33,641
      840  NuVasive, Inc. (b)                         35,078
                                                -------------
                                                     582,245
                                                -------------
           HEALTH CARE PROVIDERS & SERVICES
              -- 1.0%
    2,635  Brookdale Senior Living, Inc.              47,772
    2,559  Emdeon, Inc., Class A (b)                  41,456


         See Notes to Quarterly Portfolio of Investments

FIRST TRUST US IPO INDEX FUND

SEPTEMBER 30, 2009 (UNAUDITED)


   SHARES  DESCRIPTION                                 VALUE
--------------------------------------------------------------

           COMMON STOCKS (CONTINUED)
           HEALTH CARE PROVIDERS & SERVICES
              (CONTINUED)
    1,283  Healthspring, Inc. (b)               $     15,717
                                                -------------
                                                     104,945
                                                -------------
           HEALTH CARE TECHNOLOGY -- 0.2%
    1,005  MedAssets, Inc. (b)                        22,683
                                                -------------
           HOTELS, RESTAURANTS & LEISURE --
              2.2%
    3,003  Burger King Holdings, Inc.                 52,823
    4,030  Tim Hortons, Inc.                         114,049
    3,979  Wyndham Worldwide Corp.                    64,937
                                                -------------
                                                     231,809
                                                -------------
           INDEPENDENT POWER PRODUCERS &
              ENERGY TRADERS -- 0.4%
    1,012  Ormat Technologies, Inc.                   41,310
                                                -------------
           INSURANCE -- 1.7%
    1,104  Allied World Assurance Holdings
              Ltd.                                    52,915
    1,891  Flagstone Reinsurance Holdings
              Ltd.                                    21,330
    2,119  OneBeacon Insurance Group Ltd.,
              Class A                                 29,115
    2,919  Validus Holdings Ltd.                      75,310
                                                -------------
                                                     178,670
                                                -------------
           INTERNET SOFTWARE & SERVICES --
              1.7%
    1,716  Omniture, Inc. (b)                         36,791
    2,698  Rackspace Hosting, Inc. (b)                46,028
      942  Vistaprint NV (b)                          47,807
    1,302  WebMD Health Corp., Class A (b)            43,122
                                                -------------
                                                     173,748
                                                -------------
           IT SERVICES -- 21.1%
    3,103  Broadridge Financial Solutions,
              Inc.                                    62,370
    4,803  Genpact Ltd. (b)                           59,077
    2,889  MasterCard, Inc., Class A                 584,011
    2,675  Metavante Technologies, Inc. (b)           92,234
    1,656  NeuStar, Inc., Class A (b)                 37,425
    4,674  SAIC, Inc. (b)                             81,982
   13,988  Visa, Inc., Class A                       966,711
   15,629  Western Union Co.                         295,701
                                                -------------
                                                   2,179,511
                                                -------------
           MEDIA -- 9.0%
    2,436  Cinemark Holdings, Inc.                    25,237
    1,078  Morningstar, Inc. (b)                      52,348
    3,681  Scripps Networks Interactive,
              Class A                                136,013


   SHARES  DESCRIPTION                                 VALUE
--------------------------------------------------------------


           MEDIA (CONTINUED)
    7,850  Time Warner Cable, Inc.                 $ 338,256
   13,520  Viacom, Inc., Class B (b)                 379,101
                                                -------------
                                                     930,955
                                                -------------
           OIL, GAS & CONSUMABLE FUELS -- 7.8%
    2,669  Alpha Natural Resources, Inc. (b)          93,682
    1,013  Bill Barrett Corp. (b)                     33,216
    1,905  Concho Resources, Inc. (b)                 69,190
    3,779  Continental Resources, Inc. (b)           148,023
    1,921  CVR Energy, Inc. (b)                       23,897
    4,705  EXCO Resources, Inc. (b)                   87,937
    2,012  Patriot Coal Corp. (b)                     23,661
    4,089  SandRidge Energy, Inc. (b)                 52,993
   14,390  Spectra Energy Corp.                      272,547
                                                -------------
                                                     805,146
                                                -------------
           PERSONAL PRODUCTS -- 2.7%
    2,049  Bare Escentuals, Inc. (b)                  24,363
    1,374  Herbalife Ltd.                             44,985
    4,556  Mead Johnson Nutrition Co., Class
              A                                      205,521
                                                -------------
                                                     274,869
                                                -------------
           PHARMACEUTICALS -- 1.2%
    5,599  Warner Chilcott PLC, Class A (b)          121,050
                                                -------------
           PROFESSIONAL SERVICES -- 0.7%
    1,407  IHS, Inc., Class A (b)                     71,940
                                                -------------
           ROAD & RAIL -- 1.0%
    9,120  Hertz Global Holdings, Inc. (b)            98,770
                                                -------------
           SEMICONDUCTORS & SEMICONDUCTOR
              EQUIPMENT -- 0.8%
    1,375  Atheros Communications (b)                 36,479
      924  Cavium Networks, Inc. (b)                  19,838
      670  Hittite Microwave Corp. (b)                24,643
                                                -------------
                                                      80,960
                                                -------------
           SOFTWARE -- 1.0%
    1,381  NetSuite, Inc. (b)                         21,129
    1,448  Solarwinds, Inc. (b)                       31,899
    1,550  Solera Holdings, Inc.                      48,221
                                                -------------
                                                     101,249
                                                -------------
           SPECIALTY RETAIL -- 0.5%
    1,409  J. Crew Group, Inc. (b)                    50,470
                                                -------------
           TEXTILES, APPAREL & LUXURY GOODS
              -- 0.4%
    2,111  Hanesbrands, Inc. (b)                      45,175
                                                -------------
           TOBACCO -- 12.9%
    3,679  Lorillard, Inc.                           273,350


         See Notes to Quarterly Portfolio of Investments

FIRST TRUST US IPO INDEX FUND

SEPTEMBER 30, 2009 (UNAUDITED)


   SHARES  DESCRIPTION                                 VALUE
--------------------------------------------------------------

           COMMON STOCKS (CONTINUED)
           TOBACCO (CONTINUED)
   21,833  Philip Morris International, Inc.    $  1,064,140
                                                -------------
                                                   1,337,490
                                                -------------
           WATER UTILITIES -- 0.7%
    3,889  American Water Works Co., Inc.             77,547
                                                -------------
           WIRELESS TELECOMMUNICATION
              SERVICES -- 1.0%
    7,845  MetroPCS Communications, Inc. (b)          73,429
    1,532  Syniverse Holdings, Inc. (b)               26,810
                                                -------------
                                                     100,239
                                                -------------



           TOTAL INVESTMENTS -- 99.8%
             (Cost $10,756,618) (c)               10,323,509
           NET OTHER ASSETS AND
             LIABILITIES -- 0.2%                       19,067
                                                -------------
           NET ASSETS -- 100.0%                 $  10,342,576
                                                =============


(a) All percentages shown in the Portfolio of Investments are based on net assets.
(b)    Non-income producing security.
(c) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of September 30, 2009, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $810,624 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $1,243,733.


-----------------------------------------------------------------
VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of September 30, 2009 is as follows (see Note 1A - Portfolio Valuation in the Notes to Quarterly Portfolio of Investments):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

INVESTMENTS          LEVEL 1         LEVEL 2         LEVEL 3
-----------------------------------------------------------------
Common Stocks*     $10,323,509     $         -     $         -
                 ================================================


* See Portfolio of Investments for industry breakout.


         See Notes to Quarterly Portfolio of Investments

FIRST TRUST NASDAQ-100 EQUAL WEIGHTED INDEX(SM) FUND

PORTFOLIO OF INVESTMENTS (a)
SEPTEMBER 30, 2009 (UNAUDITED)


   SHARES  DESCRIPTION                                 VALUE
--------------------------------------------------------------

           COMMON STOCKS -- 100.0%
           AIR FREIGHT & LOGISTICS -- 1.9%
    5,874  C.H. Robinson Worldwide, Inc.           $ 339,223
    9,371  Expeditors International of
              Washington, Inc.                       329,391
                                                -------------
                                                     668,614
                                                -------------
           AIRLINES -- 1.0%
   11,540  Ryanair Holdings PLC, ADR (b)             335,122
                                                -------------
           BEVERAGES -- 1.0%
    9,856  Hansen Natural Corp. (b)                  362,109
                                                -------------
           BIOTECHNOLOGY -- 7.1%
    5,669  Amgen, Inc. (b)                           341,444
    6,893  Biogen Idec, Inc. (b)                     348,234
    6,560  Celgene Corp. (b)                         366,704
    5,893  Cephalon, Inc. (b)                        343,208
    5,990  Genzyme Corp. (b)                         339,813
    7,532  Gilead Sciences, Inc. (b)                 350,841
    9,179  Vertex Pharmaceuticals, Inc. (b)          347,884
                                                -------------
                                                   2,438,128
                                                -------------
           CHEMICALS -- 1.0%
    6,473  Sigma-Aldrich Corp.                       349,413
                                                -------------
           COMMERCIAL SERVICES & SUPPLIES --
              2.0%
   11,579  Cintas Corp.                              350,959
    7,177  Stericycle, Inc. (b)                      347,726
                                                -------------
                                                     698,685
                                                -------------
           COMMUNICATIONS EQUIPMENT -- 3.8%
   14,730  Cisco Systems, Inc. (b)                   346,744
   12,479  Juniper Networks, Inc. (b)                337,183
    7,754  QUALCOMM, Inc.                            348,775
    4,119  Research In Motion Ltd. (b)               278,238
                                                -------------
                                                   1,310,940
                                                -------------
           COMPUTERS & PERIPHERALS -- 5.0%
    1,862  Apple, Inc. (b)                           345,159
   20,652  Dell, Inc. (b)                            315,149
   18,773  Logitech International S.A. (b)           345,048
   13,926  NetApp, Inc. (b)                          371,546
   22,587  Seagate Technology                        343,548
                                                -------------
                                                   1,720,450
                                                -------------
           CONSTRUCTION & ENGINEERING -- 0.9%
   10,061  Foster Wheeler AG (b)                     321,046
                                                -------------
           DIVERSIFIED CONSUMER SERVICES -- 1.1%
    4,994  Apollo Group, Inc., Class A (b)           367,908
                                                -------------
           ELECTRICAL EQUIPMENT -- 1.0%
    2,208  First Solar, Inc. (b)                     337,515
                                                -------------


   SHARES  DESCRIPTION                                 VALUE
--------------------------------------------------------------


           ELECTRONIC EQUIPMENT, INSTRUMENTS
              & COMPONENTS -- 2.0%
   46,769  Flextronics International Ltd. (b)      $ 348,897
   12,323  FLIR Systems, Inc. (b)                    344,674
                                                -------------
                                                     693,571
                                                -------------
           FOOD & STAPLES RETAILING -- 1.0%
    5,990  Costco Wholesale Corp.                    338,195
                                                -------------
           HEALTH CARE EQUIPMENT & SUPPLIES
              -- 3.0%
    9,948  DENTSPLY International, Inc.              343,604
   20,929  Hologic, Inc. (b)                         341,980
    1,391  Intuitive Surgical, Inc. (b)              364,790
                                                -------------
                                                   1,050,374
                                                -------------
           HEALTH CARE PROVIDERS & SERVICES
              -- 3.0%
    4,367  Express Scripts, Inc. (b)                 338,792
    6,220  Henry Schein, Inc. (b)                    341,540
   12,411  Patterson Cos., Inc. (b)                  338,200
                                                -------------
                                                   1,018,532
                                                -------------
           HEALTH CARE TECHNOLOGY -- 1.1%
    4,859  Cerner Corp. (b)                          363,453
                                                -------------
           HOTELS, RESTAURANTS & LEISURE --
              2.0%
   16,604  Starbucks Corp. (b)                       342,872
    4,985  Wynn Resorts Ltd. (b)                     353,387
                                                -------------
                                                     696,259
                                                -------------
           HOUSEHOLD DURABLES -- 1.0%
    9,402  Garmin Ltd.                               354,831
                                                -------------
           INTERNET & CATALOG RETAIL -- 3.0%
    3,818  Amazon.com, Inc. (b)                      356,448
   14,081  Expedia, Inc. (b)                         337,240
   30,450  Liberty Media Corp. -
              Interactive, Class A (b)               334,037
                                                -------------
                                                   1,027,725
                                                -------------
           INTERNET SOFTWARE & SERVICES --
              7.0%
   18,363  Akamai Technologies, Inc. (b)             361,384
      861  Baidu.com, Inc., ADR (b)                  336,694
   14,162  eBay, Inc. (b)                            334,364
      701  Google, Inc., Class A (b)                 347,591
   16,636  IAC/InterActiveCorp (b)                   335,881
   14,826  VeriSign, Inc. (b)                        351,228
   19,822  Yahoo!, Inc. (b)                          353,030
                                                -------------
                                                   2,420,172
                                                -------------
           IT SERVICES -- 5.0%
    8,750  Automatic Data Processing, Inc.           343,875
                                                -------------


         See Notes to Quarterly Portfolio of Investments

FIRST TRUST NASDAQ-100 EQUAL WEIGHTED INDEX(SM) FUND

SEPTEMBER 30, 2009 (UNAUDITED)


   SHARES  DESCRIPTION                                 VALUE
--------------------------------------------------------------

           COMMON STOCKS (CONTINUED)
           IT SERVICES (CONTINUED)
    8,949  Cognizant Technology Solutions
              Corp., Class A (b)                   $ 345,968
    6,972  Fiserv, Inc. (b)                          336,051
    7,080  Infosys Technologies Ltd., ADR            343,309
   11,614  Paychex, Inc.                             337,387
                                                -------------
                                                   1,706,590
                                                -------------
           LIFE SCIENCES TOOLS & SERVICES --
              3.0%
    8,362  Illumina, Inc. (b)                        355,385
    7,112  Life Technologies Corp. (b)               331,064
   15,341  Pharmaceutical Product
              Development, Inc.                      336,581
                                                -------------
                                                   1,023,030
                                                -------------
           MACHINERY -- 2.0%
    7,264  Joy Global, Inc.                          355,500
    8,698  PACCAR, Inc.                              328,002
                                                -------------
                                                     683,502
                                                -------------
           MEDIA -- 5.0%
   19,936  Comcast Corp., Class A                    336,719
   13,091  DIRECTV Group (The), Inc. (b)             361,050
   19,054  DISH Network Corp., Class A (b)           366,980
   14,074  Liberty Global, Inc., Class A (b)         317,650
   28,137  News Corp., Class A                       337,363
                                                -------------
                                                   1,719,762
                                                -------------
           METALS & MINING -- 0.9%
   19,310  Steel Dynamics, Inc.                      296,215
                                                -------------
           MULTILINE RETAIL -- 1.0%
    5,063  Sears Holdings Corp. (b)                  330,665
                                                -------------
           PHARMACEUTICALS -- 2.1%
    6,645  Teva Pharmaceutical Industries
              Ltd., ADR                              335,971
   17,364  Warner Chilcott PLC, Class A (b)          375,410
                                                -------------
                                                     711,381
                                                -------------
           ROAD & RAIL -- 1.0%
   10,661  J.B. Hunt Transport Services,
              Inc.                                   342,538
                                                -------------
           SEMICONDUCTORS & SEMICONDUCTOR
              EQUIPMENT -- 12.1%
   16,831  Altera Corp.                              345,204
   26,454  Applied Materials, Inc.                   354,484
   11,498  Broadcom Corp., Class A (b)               352,874
   17,630  Intel Corp.                               345,019
    9,698  KLA-Tencor Corp.                          347,770
   10,116  Lam Research Corp. (b)                    345,563
   12,914  Linear Technology Corp.                   356,814
   21,450  Marvell Technology Group Ltd. (b)         347,276
   18,732  Maxim Integrated Products, Inc.           339,798
   12,715  Microchip Technology, Inc.                336,947


   SHARES  DESCRIPTION                                 VALUE
--------------------------------------------------------------

           SEMICONDUCTORS & SEMICONDUCTOR
              EQUIPMENT (CONTINUED)
   22,647  NVIDIA Corp. (b)                        $ 340,384
   15,110  Xilinx, Inc.                              353,876
                                                -------------
                                                   4,166,009
                                                -------------
           SOFTWARE -- 11.2%
   29,235  Activision Blizzard, Inc. (b)             362,222
   10,448  Adobe Systems, Inc. (b)                   345,202
   14,643  Autodesk, Inc. (b)                        348,503
   15,313  CA, Inc.                                  336,733
   12,634  Check Point Software
              Technologies, Ltd. (b)                 358,174
    9,260  Citrix Systems, Inc. (b)                  363,270
   18,442  Electronic Arts, Inc. (b)                 351,320
   12,411  Intuit, Inc. (b)                          353,713
   13,646  Microsoft Corp.                           353,295
   15,943  Oracle Corp.                              332,252
   22,024  Symantec Corp. (b)                        362,735
                                                -------------
                                                   3,867,419
                                                -------------
           SPECIALTY RETAIL -- 4.9%
    8,775  Bed Bath & Beyond, Inc. (b)               329,413
    9,211  O'Reilly Automotive, Inc. (b)             332,886
    7,274  Ross Stores, Inc.                         347,479
   14,800  Staples, Inc.                             343,656
   11,016  Urban Outfitters, Inc. (b)                332,353
                                                -------------
                                                   1,685,787
                                                -------------
           TRADING COMPANIES & DISTRIBUTORS
              -- 1.0%
    8,843  Fastenal Co.                              342,224
                                                -------------
           WIRELESS TELECOMMUNICATION
              SERVICES -- 1.9%
    4,471  Millicom International Cellular
              S.A. (b)                               325,221
   11,544  NII Holdings, Inc. (b)                    346,089
                                                -------------
                                                     671,310
                                                -------------


           TOTAL INVESTMENTS -- 100.0%
             (Cost $31,752,064) (c)               34,419,474
           NET OTHER ASSETS AND
             LIABILITIES -- 0.0%                      15,249
                                                -------------
           NET ASSETS -- 100.0%                 $ 34,434,723
                                                =============


(a) All percentages shown in the Portfolio of Investments are based on net assets.
(b)    Non-income producing security.


         See Notes to Quarterly Portfolio of Investments

FIRST TRUST NASDAQ-100 EQUAL WEIGHTED INDEX(SM) FUND

PORTFOLIO OF INVESTMENTS (a) (CONTINUED)
SEPTEMBER 30, 2009 (UNAUDITED)


(c)    Aggregate cost for financial reporting
       purposes, which approximates the aggregate cost for federal income tax purposes. As of September 30, 2009, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $3,793,477 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $1,126,067.

ADR    -  American Depositary Receipt


-----------------------------------------------------------------
VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of September 30, 2009 is as follows (see Note 1A - Portfolio Valuation in the Notes to Quarterly Portfolio of Investments):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

INVESTMENTS          LEVEL 1         LEVEL 2         LEVEL 3
-----------------------------------------------------------------
Common Stocks*     $34,419,474     $         -     $         -
                 ================================================


* See Portfolio of Investments for industry breakout.


         See Notes to Quarterly Portfolio of Investments

FIRST TRUST NASDAQ-100-TECHNOLOGY SECTOR INDEX(SM) FUND

PORTFOLIO OF INVESTMENTS (a)
SEPTEMBER 30, 2009 (UNAUDITED)


   SHARES  DESCRIPTION                                 VALUE
--------------------------------------------------------------

           COMMON STOCKS (c) -- 100.0%
           COMMUNICATIONS EQUIPMENT -- 9.7%
   40,808  Cisco Systems, Inc. (b)                 $ 960,620
   34,574  Juniper Networks, Inc. (b)                934,190
   21,478  QUALCOMM, Inc.                            966,080
   11,412  Research In Motion Ltd. (b)               770,881
                                                -------------
                                                   3,631,771
                                                -------------
           COMPUTERS & PERIPHERALS -- 12.7%
    5,161  Apple, Inc. (b)                           956,694
   57,214  Dell, Inc. (b)                            873,086
   52,010  Logitech International S.A. (b)           955,944
   38,582  NetApp, Inc. (b)                        1,029,368
   62,577  Seagate Technology                        951,796
                                                -------------
                                                   4,766,888
                                                -------------
           HEALTH CARE TECHNOLOGY -- 2.7%
   13,463  Cerner Corp. (b)                        1,007,032
                                                -------------
           INTERNET SOFTWARE & SERVICES --
              15.5%
   50,874  Akamai Technologies, Inc. (b)           1,001,200
    2,387  Baidu.com, Inc., ADR (b)                  933,436
    1,943  Google, Inc., Class A (b)                 963,437
   46,086  IAC/InterActiveCorp (b)                   930,476
   41,072  VeriSign, Inc. (b)                        972,996
   54,911  Yahoo!, Inc. (b)                          977,965
                                                -------------
                                                   5,779,510
                                                -------------
           IT SERVICES -- 5.1%
   24,790  Cognizant Technology Solutions
              Corp., Class A (b)                     958,382
   19,615  Infosys Technologies Ltd., ADR            951,131
                                                -------------
                                                   1,909,513
                                                -------------
           SEMICONDUCTORS & SEMICONDUCTOR
              EQUIPMENT -- 30.9%
   46,626  Altera Corp.                              956,299
   73,285  Applied Materials, Inc.                   982,019
   31,852  Broadcom Corp., Class A (b)               977,538
   48,844  Intel Corp.                               955,877
   26,868  KLA-Tencor Corp.                          963,486
   28,028  Lam Research Corp. (b)                    957,437
   35,777  Linear Technology Corp.                   988,519
   59,422  Marvell Technology Group Ltd. (b)         962,042
   51,897  Maxim Integrated Products, Inc.           941,412
   35,223  Microchip Technology, Inc.                933,410
   62,741  NVIDIA Corp. (b)                          942,997
   41,863  Xilinx, Inc.                              980,431
                                                -------------
                                                  11,541,467
                                                -------------
           SOFTWARE -- 23.4%
   28,945  Adobe Systems, Inc. (b)                   956,343


   SHARES  DESCRIPTION                                 VALUE
--------------------------------------------------------------

           SOFTWARE (CONTINUED)
   40,565  Autodesk, Inc. (b)                      $ 965,447
   42,423  CA, Inc.                                  932,882
   35,005  Check Point Software
              Technologies, Ltd. (b)                 992,392
   25,656  Citrix Systems, Inc. (b)                1,006,485
   34,387  Intuit, Inc. (b)                          980,029
   37,803  Microsoft Corp.                           978,719
   44,167  Oracle Corp.                              920,440
   61,017  Symantec Corp. (b)                      1,004,950
                                                -------------
                                                   8,737,687
                                                -------------


           TOTAL INVESTMENTS -- 100.0%
             (Cost $33,732,279) (d)               37,373,868
           NET OTHER ASSETS AND
             LIABILITIES -- 0.0%                      (3,642)
                                                -------------
           NET ASSETS -- 100.0%                  $ 37,370,226
                                                =============


(a) All percentages shown in the Portfolio of Investments are based on net assets.
(b)    Non-income producing security.
(c)    The industry allocation is based on Standard & Poor's
       Global Industry Classification Standard (GICS), and is different than the industry sector classification system used by the Index to select securities, which is the Industry Classification Benchmark (ICB) system, the joint classification system of Dow Jones Indexes and FTSE Group.
(d) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of September 30, 2009, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $3,973,526 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $331,937.

ADR    -  American Depositary Receipt


         See Notes to Quarterly Portfolio of Investments

FIRST TRUST NASDAQ-100-TECHNOLOGY SECTOR INDEX(SM) FUND

SEPTEMBER 30, 2009 (UNAUDITED)


-----------------------------------------------------------------
VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of September 30, 2009 is as follows (see Note 1A - Portfolio Valuation in the Notes to Quarterly Portfolio of Investments):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

INVESTMENTS          LEVEL 1         LEVEL 2         LEVEL 3
-----------------------------------------------------------------
Common Stocks*     $37,373,868     $         -     $         -
                 ================================================


* See Portfolio of Investments for industry breakout.


         See Notes to Quarterly Portfolio of Investments

FIRST TRUST NYSE ARCA BIOTECHNOLOGY INDEX FUND (d)

PORTFOLIO OF INVESTMENTS (a)
SEPTEMBER 30, 2009 (UNAUDITED)


   SHARES  DESCRIPTION                                 VALUE
--------------------------------------------------------------

           COMMON STOCKS -- 100.1%
           BIOTECHNOLOGY -- 72.5%
   61,785  Alexion Pharmaceuticals, Inc. (b)     $ 2,751,904
   40,418  Amgen, Inc. (b)                         2,434,376
  188,365  Amylin Pharmaceuticals, Inc. (b)        2,578,717
   51,636  Biogen Idec, Inc. (b)                   2,608,651
  308,560  Celera Corp. (b)                        1,922,329
   50,766  Celgene Corp. (b)                       2,837,819
   44,480  Cephalon, Inc. (b)                      2,590,515
   44,189  Genzyme Corp. (b)                       2,506,842
   49,701  Gilead Sciences, Inc. (b)               2,315,072
  716,617  Human Genome Sciences, Inc. (b)        13,486,732
  163,320  InterMune, Inc. (b)                     2,601,688
   93,891  Myriad Genetics, Inc. (b)               2,572,613
   79,097  OSI Pharmaceuticals, Inc. (b)           2,792,124
   70,974  Vertex Pharmaceuticals, Inc. (b)        2,689,915
                                                -------------
                                                  46,689,297
                                                -------------
           LIFE SCIENCES TOOLS & SERVICES --
              22.1%
  453,118  Affymetrix, Inc. (b)                    3,978,376
   74,649  Illumina, Inc. (b)                      3,172,582
   59,274  Life Technologies Corp. (b)             2,759,205
   35,100  Millipore Corp. (b)                     2,468,583
  566,447  Sequenom, Inc. (b)                      1,829,624
                                                -------------
                                                  14,208,370
                                                -------------
           PHARMACEUTICALS -- 5.5%
  365,419  Nektar Therapeutics (b)                  3,559,181
                                                -------------


           TOTAL INVESTMENTS -- 100.1%
             (Cost $53,575,283) (c)               64,456,848
           NET OTHER ASSETS AND
             LIABILITIES -- (0.1)%                   (58,904)
                                                -------------
           NET ASSETS -- 100.0%                 $ 64,397,944
                                                =============


(a) All percentages shown in the Portfolio of Investments are based on net assets.
(b)    Non-income producing security.
(c) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of September 30, 2009, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $18,046,890 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $7,165,325.
(d)    Formerly known as First Trust Amex(R) Biotechnology Index Fund.


-----------------------------------------------------------------
VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of September 30, 2009 is as follows (see Note 1A - Portfolio Valuation in the Notes to Quarterly Portfolio of Investments):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

INVESTMENTS          LEVEL 1         LEVEL 2         LEVEL 3
-----------------------------------------------------------------
Common Stocks*     $64,456,848     $         -     $         -
                 ================================================


* See Portfolio of Investments for industry breakout.


         See Notes to Quarterly Portfolio of Investments

FIRST TRUST DOW JONES INTERNET INDEX(SM) FUND

PORTFOLIO OF INVESTMENTS (a)
SEPTEMBER 30, 2009 (UNAUDITED)


   SHARES  DESCRIPTION                                 VALUE
--------------------------------------------------------------

           COMMON STOCKS -- 100.1%
           CAPITAL MARKETS -- 5.2%
  519,325  E*TRADE Financial Corp. (b)             $ 908,819
   66,363  TD Ameritrade Holding Corp. (b)         1,302,042
                                                -------------
                                                   2,210,861
                                                -------------
           COMMUNICATIONS EQUIPMENT -- 7.1%
   75,652  Juniper Networks, Inc. (b)              2,044,117
   28,912  NETGEAR, Inc. (b)                         530,535
  220,093  Sonus Networks, Inc. (b)                  466,597
                                                -------------
                                                   3,041,249
                                                -------------
           HEALTH CARE TECHNOLOGY -- 3.6%
   38,971  Allscripts-Misys Healthcare Solutions,
              Inc.                                   789,942
   52,235  Hlth Corp. (b)                            763,154
                                                -------------
                                                   1,553,096
                                                -------------
           INTERNET & CATALOG RETAIL -- 18.7%
   31,026  Amazon.com, Inc. (b)                    2,896,587
   10,464  Blue Nile, Inc. (b)                       650,024
   57,303  Expedia, Inc. (b)                       1,372,407
   20,744  NetFlix, Inc. (b)                         957,750
    9,427  Priceline.com, Inc. (b)                 1,563,185
   43,211  Ticketmaster Entertainment, Inc. (b)      505,137
                                                -------------
                                                   7,945,090
                                                -------------
           INTERNET SOFTWARE & SERVICES --44.0%
   60,360  Akamai Technologies, Inc. (b)           1,187,885
  126,076  Art Technology Group, Inc. (b)            486,653
   30,084  DealerTrack Holdings, Inc. (b)            568,888
   21,096  Digital River, Inc. (b)                   850,591
   74,430  EarthLink, Inc.                           625,956
  110,515  eBay, Inc. (b)                          2,609,259
    8,575  Google, Inc., Class A (b)               4,251,914
   43,990  IAC/InterActiveCorp (b)                   888,158
   97,163  Internap Network Services Corp. (b)       311,893
   29,570  j2 Global Communications, Inc. (b)        680,406
  111,350  RealNetworks, Inc. (b)                    414,222
   70,169  United Online, Inc.                       564,159
   59,259  ValueClick, Inc. (b)                      781,626
   56,744  VeriSign, Inc. (b)                      1,344,265
   22,128  Vocus, Inc. (b)                           462,254
  151,413  Yahoo!, Inc. (b)                        2,696,666
                                                -------------
                                                  18,724,795
                                                -------------
           IT SERVICES -- 3.0%
   42,475  CyberSource Corp. (b)                     708,058


   SHARES  DESCRIPTION                                  VALUE
--------------------------------------------------------------

           IT SERVICES (CONTINUED)
   73,047  Sapient Corp. (b)                       $ 587,298
                                                -------------
                                                   1,295,356
                                                -------------
           PROFESSIONAL SERVICES -- 2.3%
   55,488  Monster Worldwide, Inc. (b)               969,930
                                                -------------
           SOFTWARE -- 16.2%
   57,235  Ariba, Inc. (b)                           663,926
   46,680  Check Point Software
              Technologies, Ltd. (b)               1,323,378
   22,002  Concur Technologies, Inc. (b)             874,800
   39,832  Quest Software, Inc. (b)                  671,169
   25,371  Salesforce.com, Inc. (b)                1,444,371
   58,826  SonicWALL, Inc. (b)                       494,138
   88,671  TIBCO Software, Inc. (b)                  841,488
   34,666  Websense, Inc. (b)                        582,389
                                                -------------
                                                   6,895,659
                                                -------------


           TOTAL INVESTMENTS -- 100.1%
             (Cost $34,570,479) (c)               42,636,036
           NET OTHER ASSETS AND
             LIABILITIES -- (0.1)%                   (59,762)
                                                -------------
           NET ASSETS -- 100.0%                 $ 42,576,274
                                                =============


(a) All percentages shown in the Portfolio of Investments are based on net assets.
(b)    Non-income producing security.
(c) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of September 30, 2009, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $8,732,974 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $667,417.


         See Notes to Quarterly Portfolio of Investments

FIRST TRUST DOW JONES INTERNET INDEX(SM) FUND

SEPTEMBER 30, 2009 (UNAUDITED)


-----------------------------------------------------------------
VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of September 30, 2009 is as follows (see Note 1A - Portfolio Valuation in the Notes to Quarterly Portfolio of Investments):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

INVESTMENTS          LEVEL 1         LEVEL 2         LEVEL 3
-----------------------------------------------------------------
Common Stocks*     $42,636,036    $         -     $         -
                 ================================================


* See Portfolio of Investments for industry breakout.


         See Notes to Quarterly Portfolio of Investments

FIRST TRUST DB STRATEGIC VALUE INDEX FUND

PORTFOLIO OF INVESTMENTS (a)
SEPTEMBER 30, 2009 (UNAUDITED)


   SHARES  DESCRIPTION                                 VALUE
--------------------------------------------------------------

           COMMON STOCKS -- 99.9%
           AEROSPACE & DEFENSE -- 7.5%
   17,708  General Dynamics Corp.                $ 1,143,937
   14,227  Lockheed Martin Corp.                   1,110,844
   23,003  Raytheon Co.                            1,103,454
                                                -------------
                                                   3,358,235
                                                -------------
           BEVERAGES -- 2.4%
   18,613  PepsiCo, Inc.                           1,091,839
                                                -------------
           BIOTECHNOLOGY -- 4.8%
   18,168  Amgen, Inc. (b)                         1,094,259
   20,996  Biogen Idec, Inc. (b)                   1,060,718
                                                -------------
                                                   2,154,977
                                                -------------
           COMPUTERS & PERIPHERALS -- 2.3%
   68,260  Dell, Inc. (b)                          1,041,648
                                                -------------
           CONSTRUCTION & ENGINEERING -- 2.3%
   20,211  Fluor Corp.                             1,027,729
                                                -------------
           ENERGY EQUIPMENT & SERVICES -- 5.5%
   30,068  Baker Hughes, Inc.                      1,282,701
   43,643  Halliburton Co.                         1,183,598
                                                -------------
                                                   2,466,299
                                                -------------
           FOOD PRODUCTS -- 4.9%
   37,046  Archer-Daniels-Midland Co.              1,082,484
   51,690  ConAgra Foods, Inc.                     1,120,639
                                                -------------
                                                   2,203,123
                                                -------------
           HEALTH CARE EQUIPMENT & SUPPLIES --
              9.7%
   15,235  Becton, Dickinson & Co.                 1,062,641
   27,667  Medtronic, Inc.                         1,018,146
   24,638  Stryker Corp.                           1,119,304
   21,808  Zimmer Holdings, Inc. (b)               1,165,638
                                                -------------
                                                   4,365,729
                                                -------------
           HEALTH CARE PROVIDERS & SERVICES --
              2.5%
   19,081  McKesson Corp.                          1,136,273
                                                -------------
           INDUSTRIAL CONGLOMERATES -- 2.8%
   77,218  General Electric Co.                    1,267,920
                                                -------------
           INTERNET SOFTWARE & SERVICES -- 5.5%
   48,882  eBay, Inc. (b)                          1,154,104
   73,863  Yahoo!, Inc. (b)                        1,315,500
                                                -------------
                                                   2,469,604
                                                -------------
           MEDIA -- 7.7%
   97,099  News Corp., Class A                     1,164,217
   38,182  Time Warner, Inc.                       1,098,878


   SHARES  DESCRIPTION                                 VALUE
--------------------------------------------------------------

           MEDIA (CONTINUED)
   42,568  Viacom, Inc., Class B (b)             $ 1,193,607
                                                -------------
                                                   3,456,702
                                                -------------
           OIL, GAS & CONSUMABLE FUELS -- 9.9%
   12,746  Apache Corp.                            1,170,465
   15,531  Chevron Corp.                           1,093,848
   23,816  ConocoPhillips                          1,075,531
   20,821  Hess Corp.                              1,113,091
                                                -------------
                                                   4,452,935
                                                -------------
           PHARMACEUTICALS -- 22.0%
   23,472  Abbott Laboratories                     1,161,160
   48,682  Bristol-Myers Squibb Co.                1,096,318
   32,455  Eli Lilly & Co.                         1,071,989
   37,369  Forest Laboratories, Inc. (b)           1,100,143
   17,755  Johnson & Johnson                       1,081,102
   34,886  Merck & Co., Inc.                       1,103,444
   65,345  Pfizer, Inc.                            1,081,460
   38,903  Schering-Plough Corp.                   1,099,010
   22,359  Wyeth                                   1,086,200
                                                -------------
                                                   9,880,826
                                                -------------
           SOFTWARE -- 2.5%
   43,502  Microsoft Corp.                         1,126,267
                                                -------------
           SPECIALTY RETAIL -- 2.4%
   50,711  Gap (The), Inc.                         1,085,215
                                                -------------
           TEXTILES, APPAREL & LUXURY GOODS
              -- 2.9%
   19,749  NIKE, Inc., Class B                     1,277,760
                                                -------------
           TOBACCO -- 2.3%
   22,983  Reynolds American, Inc.                 1,023,203
                                                -------------


           TOTAL INVESTMENTS -- 99.9%
             (Cost $39,452,917) (c)               44,886,284
           NET OTHER ASSETS AND
             LIABILITIES -- 0.1%                      35,827
                                                -------------
           NET ASSETS -- 100.0%                 $ 44,922,111
                                                =============


(a) All percentages shown in the Portfolio of Investments are based on net assets.
(b)    Non-income producing security.
(c) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of September 30, 2009, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $6,519,751 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $1,086,384.


         See Notes to Quarterly Portfolio of Investments

FIRST TRUST DB STRATEGIC VALUE INDEX FUND

SEPTEMBER 30, 2009 (UNAUDITED)


-----------------------------------------------------------------
VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of September 30, 2009 is as follows (see Note 1A - Portfolio Valuation in the Notes to Quarterly Portfolio of Investments):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

INVESTMENTS          LEVEL 1         LEVEL 2         LEVEL 3
-----------------------------------------------------------------
Common Stocks*     $44,886,284     $         -     $         -
                 ================================================


* See Portfolio of Investments for industry breakout.


         See Notes to Quarterly Portfolio of Investments

FIRST TRUST VALUE LINE(R) EQUITY ALLOCATION INDEX FUND

PORTFOLIO OF INVESTMENTS (a)
SEPTEMBER 30, 2009 (UNAUDITED)


   SHARES  DESCRIPTION                                 VALUE
--------------------------------------------------------------

           COMMON STOCKS -- 100.0%
           AEROSPACE & DEFENSE -- 3.0%
      960  AAR Corp. (b)                        $     21,063
    1,270  Goodrich Corp.                             69,012
      473  HEICO Corp.                                20,509
    1,599  Rockwell Collins, Inc.                     81,229
                                                -------------
                                                     191,813
                                                -------------
           AIR FREIGHT & LOGISTICS -- 0.3%
      654  Atlas Air Worldwide Holdings, Inc.
              (b)                                     20,908
                                                -------------
           AUTO COMPONENTS -- 0.2%
    1,181  Tenneco, Inc. (b)                          15,400
                                                -------------
           AUTOMOBILES -- 2.2%
    1,528  Daimler AG                                 76,874
    8,939  Ford Motor Co. (b)                         64,450
                                                -------------
                                                     141,324
                                                -------------
           BEVERAGES -- 0.3%
    2,991  Cott Corp. (b)                             21,984
                                                 ------------
           BIOTECHNOLOGY -- 0.3%
    3,223  Incyte Corp. Ltd. (b)                      21,755
                                                 ------------
           BUILDING PRODUCTS -- 0.3%
    1,376  Apogee Enterprises, Inc.                   20,668
                                                 ------------
           CAPITAL MARKETS -- 0.4%
    1,059  Federated Investors, Inc., Class B         27,926
                                                 ------------
           CHEMICALS -- 2.2%
      823  Ashland, Inc.                              35,570
    3,937  Huntsman Corp.                             35,866
      404  Minerals Technologies, Inc.                19,214
      242  NewMarket Corp.                            22,516
      856  Terra Industries, Inc.                     29,678
                                                 ------------
                                                     142,844
                                                -------------
           COMMERCIAL BANKS -- 2.4%
    1,504  Bank of Montreal                           76,162
    1,215  Toronto-Dominion (The) Bank                78,307
                                                -------------
                                                     154,469
                                                -------------
           COMMERCIAL SERVICES & SUPPLIES --
              0.3%
    1,059  Deluxe Corp.                               18,109
                                                -------------
           COMMUNICATIONS EQUIPMENT -- 0.3%
      819  ADTRAN, Inc.                               20,106
                                                -------------
           COMPUTERS & PERIPHERALS -- 3.3%
    4,929  Dell, Inc. (b)                             75,217
    1,421  Hewlett-Packard Co.                        67,085
      590  International Business Machines
              Corp.                                   70,570
                                                -------------
                                                     212,872
                                                -------------


   SHARES  DESCRIPTION                                 VALUE
--------------------------------------------------------------

           CONSTRUCTION & ENGINEERING -- 1.9%
    1,295  Fluor Corp.                              $ 65,851
    1,225  KBR, Inc.                                  28,530
      802  Layne Christensen Co. (b)                  25,704
                                                -------------
                                                     120,085
                                                -------------
           CONSTRUCTION MATERIALS -- 1.3%
    6,505  Cemex S.A.B. de C.V., ADR (b)              84,045
                                                -------------
           CONTAINERS & PACKAGING -- 0.8%
      595  Ball Corp.                                 29,274
      346  Greif, Inc., Class A                       19,047
                                                -------------
                                                      48,321
                                                -------------
           DIVERSIFIED FINANCIAL SERVICES --
              1.1%
    4,025  Bank of America Corp.                      68,103
                                                -------------
           DIVERSIFIED TELECOMMUNICATION
              SERVICES -- 1.2%
      958  Telefonica S.A., ADR                       79,428
                                                -------------
           ELECTRIC UTILITIES -- 2.6%
    4,810  Duke Energy Corp.                          75,709
    1,183  El Paso Electric Co. (b)                   20,904
    1,766  Progress Energy, Inc.                      68,980
                                                -------------
                                                     165,593
                                                -------------
           ELECTRONIC EQUIPMENT, INSTRUMENTS
              & COMPONENTS -- 3.6%
   23,330  Sanmina-SCI Corp. (b)                     200,638
      814  Tech Data Corp. (b)                        33,871
                                                -------------
                                                     234,509
                                                -------------
           ENERGY EQUIPMENT & SERVICES -- 2.4%
      799  Diamond Offshore Drilling, Inc.            76,320
    2,031  Noble Corp.                                77,097
                                                -------------
                                                     153,417
                                                -------------
           FOOD & STAPLES RETAILING -- 0.4%
   16,468  Rite Aid Corp. (b)                         27,008
                                                -------------
           FOOD PRODUCTS -- 2.7%
    2,745  Del Monte Foods Co.                        31,787
    1,347  J. M. Smucker (The) Co.                    71,405
    2,552  Unilever PLC, ADR                          73,191
                                                -------------
                                                     176,383
                                                -------------
           GAS UTILITIES -- 0.3%
      455  Suburban Propane Partners L.P. (c)         19,028
                                                -------------
           HEALTH CARE EQUIPMENT & SUPPLIES --
              2.6%
      550  Alcon, Inc.                                76,269


         See Notes to Quarterly Portfolio of Investments

FIRST TRUST VALUE LINE(R) EQUITY ALLOCATION INDEX FUND

SEPTEMBER 30, 2009 (UNAUDITED)


   SHARES  DESCRIPTION                                 VALUE
--------------------------------------------------------------

           COMMON STOCKS (CONTINUED)
           HEALTH CARE EQUIPMENT & SUPPLIES
              (CONTINUED)
    1,842  Align Technology, Inc. (b)               $ 26,193
      673  Cooper (The) Cos., Inc.                    20,008
    1,024  Cyberonics, Inc. (b)                       16,323
      800  Inverness Medical Innovations,
              Inc. (b)                                30,984
                                                -------------
                                                     169,777
                                                -------------
           HEALTH CARE PROVIDERS & SERVICES --
              1.0%
      925  Community Health Systems, Inc. (b)         29,535
    5,869  Tenet Healthcare Corp. (b)                 34,510
                                                -------------
                                                      64,045
                                                -------------
           HEALTH CARE TECHNOLOGY -- 0.8%
    1,096  Eclipsys Corp. (b)                         21,153
    2,165  IMS Health, Inc.                           33,233
                                                -------------
                                                      54,386
                                                -------------
           HOTELS, RESTAURANTS & LEISURE --
              1.4%
      212  Chipotle Mexican Grill, Inc.,
              Class A (b)                             20,574
    1,595  Royal Caribbean Cruises Ltd. (b)           38,408
      652  WMS Industries, Inc. (b)                   29,053
                                                -------------
                                                      88,035
                                                -------------
           HOUSEHOLD DURABLES -- 2.7%
    1,310  American Greetings Corp., Class A          29,213
    2,254  D.R. Horton, Inc.                          25,718
    1,205  Jarden Corp.                               33,825
    2,088  Lennar Corp., Class A                      29,754
    1,264  Tempur-Pedic International, Inc.
              (b)                                     23,940
      826  Tupperware Brands Corp.                    32,974
                                                -------------
                                                     175,424
                                                -------------
           INDEPENDENT POWER PRODUCERS &
              ENERGY TRADERS -- 1.2%
    5,075  AES (The) Corp.  (b)                       75,211
                                                -------------
           INDUSTRIAL CONGLOMERATES -- 0.9%
      862  Carlisle Cos., Inc.                        29,230
    1,192  McDermott International, Inc. (b)          30,122
                                                -------------
                                                      59,352
                                                -------------
           INSURANCE -- 7.6%
    1,130  American Financial Group, Inc.             28,815
    1,598  Assured Guaranty Ltd.                      31,033
    1,631  Chubb (The) Corp.                          82,219
    3,191  CNA Financial Corp. (b)                    77,031
    3,482  MBIA, Inc. (b)                             27,020
    1,576  Protective Life Corp.                      33,758


   SHARES  DESCRIPTION                                 VALUE
--------------------------------------------------------------

           INSURANCE (CONTINUED)
    1,503  Prudential Financial, Inc.               $ 75,015
      646  Reinsurance Group of America, Inc.         28,811
    1,481  Travelers (The) Cos., Inc.                 72,910
    1,861  XL Capital Ltd., Class A                   32,493
                                                -------------
                                                     489,105
                                                -------------
           INTERNET & CATALOG RETAIL -- 1.7%
      629  NetFlix, Inc. (b)                          29,041
      470  Priceline.com, Inc. (b)                    77,935
                                                -------------
                                                     106,976
                                                -------------
           INTERNET SOFTWARE & SERVICES -- 0.8%
      348  Equinix, Inc. (b)                          32,016
      794  j2 Global Communications, Inc. (b)         18,270
                                                -------------
                                                      50,286
                                                -------------
           IT SERVICES -- 6.5%
    1,938  Accenture PLC, Class A                     72,229
    2,033  Cognizant Technology Solutions
              Corp., Class A (b)                      78,596
    1,409  Computer Sciences Corp. (b)                74,269
      613  DST Systems, Inc. (b)                      27,463
    1,670  Infosys Technologies Ltd., ADR             80,978
    2,655  Sapient Corp. (b)                          21,346
    1,103  TeleTech Holdings, Inc. (b)                18,817
    8,845  Unisys Corp. (b)                           23,616
      651  Wright Express Corp. (b)                   19,211
                                                -------------
                                                     416,525
                                                -------------
           LEISURE EQUIPMENT & PRODUCTS -- 0.3%
      482  Polaris Industries, Inc.                   19,656
                                                -------------
           LIFE SCIENCES TOOLS & SERVICES --
              1.1%
    1,553  Thermo Fisher Scientific, Inc. (b)         67,819
                                                -------------
           MACHINERY -- 3.9%
      913  AGCO Corp. (b)                             25,226
    1,517  CNH Global N.V. (b)                        25,910
    1,495  Cummins, Inc.                              66,991
      323  Flowserve Corp.                            31,828
      692  Joy Global, Inc.                           33,867
      426  Lindsay Corp.                              16,776
      379  Middleby (The) Corp. (b)                   20,849
      332  Valmont Industries, Inc.                   28,280
                                                -------------
                                                     249,727
                                                -------------
           MEDIA -- 0.3%
    3,733  Warner Music Group Corp. (b)               20,643
                                                -------------
           METALS & MINING -- 4.9%
    5,274  Alcoa, Inc.                                69,195


         See Notes to Quarterly Portfolio of Investments

FIRST TRUST VALUE LINE(R) EQUITY ALLOCATION INDEX FUND

SEPTEMBER 30, 2009 (UNAUDITED)


   SHARES  DESCRIPTION                                 VALUE
--------------------------------------------------------------

           COMMON STOCKS (CONTINUED)
           METALS & MINING (CONTINUED)
    1,972  ArcelorMittal                            $ 73,240
    2,544  Southern Copper Corp.                      78,076
    1,517  United States Steel Corp.                  67,309
      515  Walter Energy, Inc.                        30,931
                                                -------------
                                                     318,751
                                                -------------
           MULTILINE RETAIL -- 0.3%
    3,196  Saks, Inc. (b)                             21,797
                                                -------------
           MULTI-UTILITIES -- 2.6%
    2,119  CMS Energy Corp.                           28,394
    1,722  Consolidated Edison, Inc.                  70,499
    1,369  Sempra Energy                              68,190
                                                -------------
                                                     167,083
                                                -------------
           OIL, GAS & CONSUMABLE FUELS -- 3.1%
      776  Alpha Natural Resources, Inc. (b)          27,238
    1,929  Imperial Oil Ltd.                          73,360
    1,928  Peabody Energy Corp.                       71,760
    1,450  Southern Union Co.                         30,145
                                                -------------
                                                     202,503
                                                -------------
           PAPER & FOREST PRODUCTS -- 0.3%
    3,201  Louisiana-Pacific Corp. (b)                21,351
                                                -------------
           PERSONAL PRODUCTS -- 1.1%
    2,026  Bare Escentuals, Inc. (b)                  24,089
      840  Herbalife Ltd.                             27,501
    1,037  Nu Skin Enterprises, Inc., Class A         19,216
                                                -------------
                                                      70,806
                                                -------------
           PHARMACEUTICALS -- 3.9%
    1,818  GlaxoSmithKline PLC, ADR                   71,829
    2,259  Merck & Co., Inc.                          71,452
    1,147  Novo Nordisk A/S, ADR                      72,204
    1,545  Sepracor, Inc. (b)                         35,380
                                                -------------
                                                     250,865
                                                -------------
           REAL ESTATE INVESTMENT TRUSTS --
              1.6%
    4,193  Annaly Capital Management, Inc.            76,061
    1,653  Apartment Investment & Management
              Co., Class A                            24,382
                                                -------------
                                                     100,443
                                                -------------
           ROAD & RAIL -- 1.4%
    1,759  Avis Budget Group, Inc. (b)                23,500
    1,151  Union Pacific Corp.                        67,161
                                                -------------
                                                      90,661
                                                -------------
           SEMICONDUCTORS & SEMICONDUCTOR
              EQUIPMENT -- 1.7%
    5,393  Advanced Micro Devices, Inc. (b)           30,525
    1,863  National Semiconductor Corp.               26,585


   SHARES  DESCRIPTION                                 VALUE
--------------------------------------------------------------

           SEMICONDUCTORS & SEMICONDUCTOR
              EQUIPMENT (CONTINUED)
    3,181  PMC-Sierra, Inc. (b)                     $ 30,410
      708  Tessera Technologies, Inc. (b)             19,746
                                                -------------
                                                     107,266
                                                -------------
           SOFTWARE -- 1.7%
    1,270  Jack Henry & Associates, Inc.              29,807
    2,953  Microsoft Corp.                            76,453
                                                -------------
                                                     106,260
                                                -------------
           SPECIALTY RETAIL -- 5.7%
    1,196  Cabela's, Inc. (b)                         15,955
    2,217  Finish Line (The), Inc., Class A           22,525
    3,727  Gap (The), Inc.                            79,758
      643  Group 1 Automotive, Inc.                   17,264
      989  Guess?, Inc.                               36,632
      456  Gymboree (The) Corp. (b)                   22,061
      929  J. Crew Group, Inc. (b)                    33,277
      772  Jo-Ann Stores, Inc. (b)                    20,713
      907  Rent-A-Center, Inc. (b)                    17,124
    1,995  TJX (The) Cos., Inc.                       74,114
    1,000  Urban Outfitters, Inc. (b)                 30,170
                                                -------------
                                                     369,593
                                                -------------
           TEXTILES, APPAREL & LUXURY GOODS --
              1.8%
    1,367  Hanesbrands, Inc. (b)                      29,254
      428  Polo Ralph Lauren Corp.                    32,793
      731  Warnaco Group (The), Inc. (b)              32,062
      803  Wolverine World Wide, Inc.                 19,946
                                                -------------
                                                     114,055
                                                -------------
           THRIFTS & MORTGAGE FINANCE -- 0.8%
   18,120  Federal National Mortgage
              Association (b)                         27,542
   13,237  Freddie Mac (b)                            23,827
                                                -------------
                                                      51,369
                                                -------------
           TRADING COMPANIES & DISTRIBUTORS --
              0.3%
    1,936  Aircastle Ltd.                             18,721
                                                -------------
           WIRELESS TELECOMMUNICATION
              SERVICES -- 2.2%
    1,530  America Movil S.A.B. de C.V., ADR          67,060
   18,179  Sprint Nextel Corp. (b)                    71,807
                                                -------------
                                                     138,867
                                                -------------


           TOTAL COMMON STOCKS -- 100.0%
            (Cost $5,646,707)                      6,443,456


                 See Notes to Quarterly Portfolio of Investments

FIRST TRUST VALUE LINE(R) EQUITY ALLOCATION INDEX FUND

SEPTEMBER 30, 2009 (UNAUDITED)


   SHARES  DESCRIPTION                                 VALUE
--------------------------------------------------------------

           MONEY MARKET FUND -- 0.5%
   31,970  Morgan Stanley Institutional
            Treasury Money Market Fund- 0.05%
            (d)
             (Cost $31,970)                     $     31,970

           TOTAL INVESTMENTS -- 100.5%
             (Cost $5,678,677) (e)                 6,475,426
           NET OTHER ASSETS AND
             LIABILITIES -- (0.5)%                   (33,062)
                                                -------------
           NET ASSETS -- 100.0%                 $  6,442,364
                                                =============


(a) All percentages shown in the Portfolio of Investments are based on net assets.
(b)    Non-income producing security.
(c)    Master Limited Partnership ("MLP").
(d)    Represents annualized 7-day yield at September 30, 2009.
(e) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of September 30, 2009, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $830,474 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $33,725.

ADR    -  American Depositary Receipt


-----------------------------------------------------------------
VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of September 30, 2009 is as follows (see Note 1A - Portfolio Valuation in the Notes to Quarterly Portfolio of Investments):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

INVESTMENTS          LEVEL 1         LEVEL 2         LEVEL 3
-----------------------------------------------------------------
Common Stocks*     $ 6,443,456     $         -     $         -
Money Market Fund       31,970               -               -
                   ----------------------------------------------
Total Investments  $ 6,475,426     $         -     $         -
                   ==============================================


* See Portfolio of Investments for industry breakout.


         See Notes to Quarterly Portfolio of Investments

FIRST TRUST VALUE LINE(R) DIVIDEND INDEX FUND

PORTFOLIO OF INVESTMENTS (a)
SEPTEMBER 30, 2009 (UNAUDITED)


   SHARES  DESCRIPTION                                 VALUE
--------------------------------------------------------------

           COMMON STOCKS -- 99.9%
           AEROSPACE & DEFENSE -- 5.5%
   18,661  Boeing (The) Co.                      $ 1,010,493
   15,522  Elbit Systems Ltd.                      1,057,824
   15,500  General Dynamics Corp.                  1,001,300
   25,087  Honeywell International, Inc.             931,982
   12,448  Lockheed Martin Corp.                     971,940
   19,236  Northrop Grumman Corp.                    995,463
   20,641  Raytheon Co.                              990,149
   15,739  United Technologies Corp.                 958,977
                                                -------------
                                                   7,918,128
                                                -------------
           AIR FREIGHT & LOGISTICS -- 0.7%
   16,856  United Parcel Service, Inc., Class
              B                                      951,858
                                                -------------
           BEVERAGES -- 2.0%
   20,136  Brown-Forman Corp., Class B               970,958
   18,612  Coca-Cola (The) Co.                       999,465
   16,714  PepsiCo, Inc.                             980,443
                                                -------------
                                                   2,950,866
                                                -------------
           CAPITAL MARKETS -- 0.7%
   37,055  Federated Investors, Inc., Class B        977,140
                                                -------------
           CHEMICALS -- 2.6%
   12,409  Air Products and Chemicals, Inc.          962,690
   29,201  E.I. du Pont de Nemours & Co.             938,520
   25,358  International Flavors & Fragrances,
              Inc.                                   961,829
   16,526  PPG Industries, Inc.                      961,979
                                                -------------
                                                   3,825,018
                                                -------------
           COMMERCIAL BANKS -- 5.6%
   23,907  Bank of Hawaii Corp.                      993,097
   20,057  Bank of Montreal                        1,015,686
   22,262  Bank of Nova Scotia                     1,014,702
   21,213  BOK Financial Corp.                       982,586
   26,682  Commerce Bancshares, Inc.                 993,638
   19,819  Cullen/Frost Bankers, Inc.              1,023,453
   18,675  Royal Bank of Canada                    1,000,420
   15,640  Toronto-Dominion (The) Bank             1,007,998
                                                -------------
                                                   8,031,580
                                                -------------
           COMMERCIAL SERVICES & SUPPLIES -- 1.4%
   28,016  Avery Dennison Corp.                    1,008,856
   32,924  Waste Management, Inc.                    981,794
                                                -------------
                                                   1,990,650
                                                -------------
           COMMUNICATIONS EQUIPMENT -- 0.6%
   62,630  Nokia Oyj, ADR                            915,651
                                                -------------


   SHARES  DESCRIPTION                                 VALUE
--------------------------------------------------------------

           COMPUTERS & PERIPHERALS -- 0.7%
   30,749  Diebold, Inc.                         $ 1,012,565
                                                -------------
           CONTAINERS & PACKAGING -- 1.3%
   36,642  Bemis Co., Inc.                           949,394
   34,806  Sonoco Products Co.                       958,558
                                                -------------
                                                   1,907,952
                                                -------------
           DISTRIBUTORS -- 0.7%
   25,306  Genuine Parts Co.                         963,146
                                                -------------
           DIVERSIFIED TELECOMMUNICATION
              SERVICES -- 2.8%
   36,711  AT&T, Inc.                                991,564
   31,354  CenturyTel, Inc.                        1,053,494
   11,891  Telefonica S.A., ADR                      985,883
   33,450  Verizon Communications, Inc.            1,012,532
                                                -------------
                                                   4,043,473
                                                -------------
           ELECTRIC UTILITIES -- 6.7%
   29,090  ALLETE, Inc.                              976,551
   62,630  Duke Energy Corp.                         985,796
   12,240  Entergy Corp.                             977,486
   19,364  Exelon Corp.                              960,842
   20,965  FirstEnergy Corp.                         958,520
   17,945  FPL Group, Inc.                           991,102
   47,746  Portland General Electric Co.             941,551
   25,144  Progress Energy, Inc.                     982,125
   30,787  Southern Co.                              975,024
   47,907  Westar Energy, Inc.                       934,666
                                                -------------
                                                   9,683,663
                                                -------------
           ELECTRICAL EQUIPMENT -- 2.0%
   26,610  Cooper Industries PLC, Class A            999,738
   24,526  Emerson Electric Co.                      983,002
   23,031  Hubbell, Inc., Class B                    967,302
                                                -------------
                                                   2,950,042
                                                -------------
           FOOD & STAPLES RETAILING -- 2.0%
   50,820  Safeway, Inc.                           1,002,170
   38,547  Sysco Corp.                               957,893
   19,375  Wal-Mart Stores, Inc.                     951,119
                                                -------------
                                                   2,911,182
                                                -------------
           FOOD PRODUCTS -- 8.9%
   30,065  Campbell Soup Co.                         980,720
   44,174  ConAgra Foods, Inc.                       957,692
   16,262  General Mills, Inc.                     1,046,948
   24,878  H. J. Heinz Co.                           988,901
   25,049  Hershey (The) Co.                         973,404
   26,530  Hormel Foods Corp.                        942,346
   18,427  J. M. Smucker (The) Co.                   976,815
   20,189  Kellogg Co.                               993,904


         See Notes to Quarterly Portfolio of Investments

FIRST TRUST VALUE LINE(R) DIVIDEND INDEX FUND

SEPTEMBER 30, 2009 (UNAUDITED)


   SHARES  DESCRIPTION                                 VALUE
--------------------------------------------------------------

           COMMON STOCKS (CONTINUED)
           FOOD PRODUCTS (CONTINUED)
   36,875  Kraft Foods, Inc., Class A              $ 968,706
   19,206  Lancaster Colony Corp.                    984,692
   28,501  McCormick & Co., Inc.                     967,324
   92,971  Sara Lee Corp.                          1,035,697
   35,394  Unilever PLC, ADR                       1,015,100
                                                -------------
                                                  12,832,249
                                                -------------
           GAS UTILITIES -- 6.1%
   28,023  AGL Resources, Inc.                       988,371
   34,696  Atmos Energy Corp.                        977,733
   20,987  National Fuel Gas Co.                     961,415
   27,040  New Jersey Resources Corp.                981,822
   23,326  Northwest Natural Gas Co.                 971,761
   40,229  Piedmont Natural Gas Co., Inc.            963,082
   28,208  South Jersey Industries, Inc.             995,743
   38,472  UGI Corp.                                 964,108
   29,419  WGL Holdings, Inc.                        974,946
                                                -------------
                                                   8,778,981
                                                -------------
           HEALTH CARE EQUIPMENT & SUPPLIES
              -- 1.3%
   26,319  Medtronic, Inc.                           968,539
   20,205  Teleflex, Inc.                            976,104
                                                -------------
                                                   1,944,643
                                                -------------
           HEALTH CARE PROVIDERS & SERVICES
              -- 0.6%
   35,368  Cardinal Health, Inc.                     947,862
                                                -------------
           HOTELS, RESTAURANTS & LEISURE --
              1.4%
   17,570  McDonald's Corp.                        1,002,720
   29,184  Yum! Brands, Inc.                         985,252
                                                -------------
                                                   1,987,972
                                                -------------
           HOUSEHOLD DURABLES -- 0.7%
   50,072  Leggett & Platt, Inc.                     971,397
                                                -------------
           HOUSEHOLD PRODUCTS -- 2.8%
   17,107  Clorox (The) Co.                        1,006,234
   13,031  Colgate-Palmolive Co.                     994,004
   17,156  Kimberly-Clark Corp.                    1,011,861
   17,275  Procter & Gamble (The) Co.              1,000,568
                                                -------------
                                                   4,012,667
                                                -------------
           INDUSTRIAL CONGLOMERATES -- 0.7%
   13,234  3M Co.                                    976,669
                                                -------------
           INSURANCE -- 5.5%
   40,863  Arthur J. Gallagher & Co.                 995,831
   20,136  Chubb (The) Corp.                       1,015,056
   38,367  Cincinnati Financial Corp.                997,158
   26,089  Erie Indemnity Co., Class A               977,294
   11,391  Everest Re Group Ltd.                     998,991


   SHARES  DESCRIPTION                                 VALUE
--------------------------------------------------------------

           INSURANCE (CONTINUED)
   27,416  Mercury General Corp.                   $ 991,911
   13,232  PartnerRe Ltd.                          1,018,070
   20,641  Travelers (The) Cos., Inc.              1,016,156
                                                -------------
                                                   8,010,467
                                                -------------
           IT SERVICES -- 1.3%
   25,171  Automatic Data Processing, Inc.           989,221
   33,024  Paychex, Inc.                             959,347
                                                -------------
                                                   1,948,568
                                                -------------
           LEISURE EQUIPMENT & PRODUCTS --
              0.7%
   34,612  Hasbro, Inc.                              960,483
                                                -------------
           MACHINERY -- 4.0%
   21,979  Deere & Co.                               943,339
   25,502  Dover Corp.                               988,458
   16,853  Eaton Corp.                               953,711
   22,495  Illinois Tool Works, Inc.                 960,761
   26,739  Snap-on, Inc.                             929,448
   23,331  Stanley Works (The)                       996,000
                                                -------------
                                                   5,771,717
                                                -------------
           MEDIA -- 3.4%
   39,888  Interactive Data Corp.                  1,045,464
   37,925  McGraw-Hill (The) Cos., Inc.              953,434
   31,275  Meredith Corp.                            936,374
   29,410  Thomson Reuters Corp.                     987,294
   32,924  Time Warner, Inc.                         947,553
                                                -------------
                                                   4,870,119
                                                -------------
           MULTI-UTILITIES -- 8.1%
   35,179  Alliant Energy Corp.                      979,735
   23,856  Consolidated Edison, Inc.                 976,665
   28,852  Dominion Resources, Inc.                  995,394
   48,568  MDU Resources Group, Inc.               1,012,643
   30,445  NSTAR                                     968,760
   29,928  OGE Energy Corp.                          990,018
   24,036  PG&E Corp.                                973,218
   27,944  SCANA Corp.                               975,245
   19,375  Sempra Energy                             965,069
   41,745  Vectren Corp.                             961,805
   21,901  Wisconsin Energy Corp.                    989,268
   49,223  Xcel Energy, Inc.                         947,050
                                                -------------
                                                  11,734,870
                                                -------------
           OFFICE ELECTRONICS -- 0.7%
   24,611  Canon, Inc., ADR                          984,194
                                                -------------
           OIL, GAS & CONSUMABLE FUELS --
              4.7%
   18,130  BP PLC, ADR                               965,060
   13,691  Chevron Corp.                             964,257
   21,374  ConocoPhillips                            965,250


         See Notes to Quarterly Portfolio of Investments

FIRST TRUST VALUE LINE(R) DIVIDEND INDEX FUND

SEPTEMBER 30, 2009 (UNAUDITED)


   SHARES  DESCRIPTION                                 VALUE
--------------------------------------------------------------

           COMMON STOCKS (CONTINUED)
           OIL, GAS & CONSUMABLE FUELS
              (CONTINUED)
   14,179  Exxon Mobil Corp.                       $ 972,821
   16,801  Royal Dutch Shell PLC, ADR                960,849
   16,110  Total S.A., ADR                           954,679
   31,954  TransCanada Corp.                         991,213
                                                -------------
                                                   6,774,129
                                                -------------
           PHARMACEUTICALS -- 6.9%
   21,204  Abbott Laboratories                     1,048,962
   43,705  Bristol-Myers Squibb Co.                  984,237
   30,019  Eli Lilly & Co.                           991,528
   25,093  GlaxoSmithKline PLC, ADR                  991,424
   16,259  Johnson & Johnson                         990,010
   31,000  Merck & Co., Inc.                         980,530
   20,352  Novartis AG, ADR                        1,025,334
   59,280  Pfizer, Inc.                              981,084
   26,509  Sanofi-Aventis, ADR                       979,507
   20,431  Wyeth                                     992,538
                                                -------------
                                                   9,965,154
                                                -------------
           REAL ESTATE INVESTMENT TRUSTS --
              1.3%
   12,848  Public Storage                            966,683
   33,991  Washington Real Estate
              Investment Trust                       978,941
                                                -------------
                                                   1,945,624
                                                -------------
           SEMICONDUCTORS & SEMICONDUCTOR
              EQUIPMENT -- 0.7%
   50,483  Intel Corp.                               987,952
                                                -------------
           SOFTWARE -- 0.7%
   38,989  Microsoft Corp.                         1,009,425
                                                -------------
           SPECIALTY RETAIL -- 1.3%
   35,055  Home Depot (The), Inc.                    933,865
   16,019  Sherwin-Williams (The) Co.                963,703
                                                -------------
                                                   1,897,568
                                                -------------
           TEXTILES, APPAREL & LUXURY GOODS
              -- 0.7%
   13,664  VF Corp.                                  989,684
                                                -------------
           THRIFTS & MORTGAGE FINANCE -- 0.7%
   29,578  Capitol Federal Financial                 973,708
                                                -------------
           TRADING COMPANIES & DISTRIBUTORS
              -- 0.7%
   10,956  W.W. Grainger, Inc.                       979,028
                                                -------------
           WIRELESS TELECOMMUNICATION
              SERVICES -- 0.7%
   43,151  Vodafone Group PLC, ADR                   970,898
                                                -------------


           DESCRIPTION                                 VALUE
--------------------------------------------------------------

           TOTAL INVESTMENTS -- 99.9%
             (Cost $132,724,144) (b)            $144,258,942
           NET OTHER ASSETS AND
             LIABILITIES -- 0.1%                      96,761
                                                -------------
           NET ASSETS -- 100.0%                 $144,355,703
                                                =============


(a) All percentages shown in the Portfolio of Investments are based on net assets.

(b) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of September 30, 2009, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $14,232,190 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $2,697,392.

ADR    - American Depositary Receipt


-----------------------------------------------------------------
VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of September 30, 2009 is as follows (see Note 1A - Portfolio Valuation in the Notes to Quarterly Portfolio of Investments):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

INVESTMENTS          LEVEL 1         LEVEL 2         LEVEL 3
-----------------------------------------------------------------
Common Stocks*    $144,258,942     $         -     $         -
                 ================================================


* See Portfolio of Investments for industry breakout.


         See Notes to Quarterly Portfolio of Investments

FIRST TRUST NASDAQ-100 EX-TECHNOLOGY SECTOR INDEX(SM) FUND

PORTFOLIO OF INVESTMENTS (a)
SEPTEMBER 30, 2009 (UNAUDITED)


   SHARES  DESCRIPTION                                 VALUE
--------------------------------------------------------------

           COMMON STOCKS (b) -- 100.0%
           AIR FREIGHT & LOGISTICS -- 3.2%
    2,170  C.H. Robinson Worldwide, Inc.           $ 125,318
    3,462  Expeditors International of
              Washington, Inc.                       121,689
                                                -------------
                                                     247,007
                                                -------------
           AIRLINES -- 1.6%
    4,263  Ryanair Holdings PLC, ADR (c)             123,797
                                                -------------
           BEVERAGES -- 1.7%
    3,641  Hansen Natural Corp. (c)                  133,770
                                                -------------
           BIOTECHNOLOGY -- 11.7%
    2,094  Amgen, Inc. (c)                           126,122
    2,547  Biogen Idec, Inc. (c)                     128,674
    2,424  Celgene Corp. (c)                         135,502
    2,177  Cephalon, Inc. (c)                        126,788
    2,213  Genzyme Corp. (c)                         125,543
    2,782  Gilead Sciences, Inc. (c)                 129,586
    3,391  Vertex Pharmaceuticals, Inc. (c)          128,519
                                                -------------
                                                     900,734
                                                -------------
           CHEMICALS -- 1.7%
    2,391  Sigma-Aldrich Corp.                       129,066
                                                -------------
           COMMERCIAL SERVICES & SUPPLIES --
              3.3%
    4,277  Cintas Corp.                              129,636
    2,651  Stericycle, Inc. (c)                      128,441
                                                -------------
                                                     258,077
                                                -------------
           CONSTRUCTION & ENGINEERING -- 1.5%
    3,717  Foster Wheeler AG (c)                     118,609
                                                -------------
           DIVERSIFIED CONSUMER SERVICES --
              1.8%
    1,845  Apollo Group, Inc., Class A (c)           135,921
                                                -------------
           ELECTRICAL EQUIPMENT -- 1.6%
      815  First Solar, Inc. (c)                     124,581
                                                -------------
           ELECTRONIC EQUIPMENT, INSTRUMENTS
              & COMPONENTS -- 3.3%
   17,277  Flextronics International Ltd. (c)        128,886
    4,552  FLIR Systems, Inc. (c)                    127,320
                                                 ------------
                                                     256,206
                                                -------------
           FOOD & STAPLES RETAILING -- 1.6%
    2,213  Costco Wholesale Corp.                    124,946
                                                -------------
           HEALTH CARE EQUIPMENT & SUPPLIES --
              5.0%
    3,675  DENTSPLY International, Inc.              126,934
    7,731  Hologic, Inc. (c)                         126,325


   SHARES  DESCRIPTION                                  VALUE
--------------------------------------------------------------

           HEALTH CARE EQUIPMENT & SUPPLIES
              (CONTINUED)
      514  Intuitive Surgical, Inc. (c)            $ 134,796
                                                -------------
                                                     388,055
                                                -------------
           HEALTH CARE PROVIDERS & SERVICES --
              4.9%
    1,613  Express Scripts, Inc. (c)                 125,137
    2,298  Henry Schein, Inc. (c)                    126,183
    4,585  Patterson Cos., Inc. (c)                  124,941
                                                -------------
                                                     376,261
                                                -------------
           HOTELS, RESTAURANTS & LEISURE --
              3.3%
    6,134  Starbucks Corp. (c)                       126,667
    1,841  Wynn Resorts Ltd. (c)                     130,509
                                                -------------
                                                     257,176
                                                -------------
           HOUSEHOLD DURABLES -- 1.7%
    3,473  Garmin Ltd.                               131,071
                                                -------------
           INTERNET & CATALOG RETAIL -- 4.9%
    1,410  Amazon.com, Inc. (c)                      131,638
    5,201  Expedia, Inc. (c)                         124,564
   11,248  Liberty Media Corp. - Interactive,
              Class A (c)                            123,390
                                                -------------
                                                     379,592
                                                -------------
           INTERNET SOFTWARE & SERVICES -- 1.6%
    5,231  eBay, Inc. (c)                            123,504
                                                -------------
           IT SERVICES -- 4.9%
    3,233  Automatic Data Processing, Inc.           127,057
    2,576  Fiserv, Inc. (c)                          124,163
    4,290  Paychex, Inc.                             124,625
                                                -------------
                                                     375,845
                                                -------------
           LIFE SCIENCES TOOLS & SERVICES --
              4.9%
    3,089  Illumina, Inc. (c)                        131,283
    2,628  Life Technologies Corp. (c)               122,333
    5,667  Pharmaceutical Product
              Development, Inc.                      124,334
                                                -------------
                                                     377,950
                                                -------------
           MACHINERY -- 3.3%
    2,684  Joy Global, Inc.                          131,355
    3,213  PACCAR, Inc.                              121,162
                                                -------------
                                                     252,517
                                                -------------
           MEDIA -- 8.2%
    7,365  Comcast Corp., Class A                    124,395
    4,836  DIRECTV Group (The), Inc. (c)             133,377
    7,039  DISH Network Corp., Class A (c)           135,571
    5,199  Liberty Global, Inc., Class A (c)         117,341


         See Notes to Quarterly Portfolio of Investments

FIRST TRUST NASDAQ-100 EX-TECHNOLOGY SECTOR INDEX(SM) FUND

SEPTEMBER 30, 2009 (UNAUDITED)


   SHARES  DESCRIPTION                                 VALUE
--------------------------------------------------------------

           COMMON STOCKS (b) (CONTINUED)
           MEDIA (CONTINUED)
   10,394  News Corp., Class A                  $    124,624
                                                -------------
                                                     635,308
                                                -------------
           METALS & MINING -- 1.4%
    7,133  Steel Dynamics, Inc.                      109,420
                                                -------------
           MULTILINE RETAIL -- 1.6%
    1,870  Sears Holdings Corp. (c)                  122,130
                                                -------------
           PHARMACEUTICALS -- 3.4%
    2,454  Teva Pharmaceutical Industries
              Ltd., ADR                              124,074
    6,415  Warner Chilcott PLC, Class A (c)          138,693
                                                -------------
                                                     262,767
                                                -------------
           ROAD & RAIL -- 1.6%
    3,939  J.B. Hunt Transport Services, Inc.        126,560
                                                -------------
           SOFTWARE -- 3.4%
   10,800  Activision Blizzard, Inc. (c)             133,812
    6,813  Electronic Arts, Inc. (c)                 129,788
                                                -------------
                                                     263,600
                                                -------------
           SPECIALTY RETAIL -- 8.1%
    3,242  Bed Bath & Beyond, Inc. (c)               121,705
    3,403  O'Reilly Automotive, Inc. (c)             122,984
    2,687  Ross Stores, Inc.                         128,358
    5,467  Staples, Inc.                             126,944
    4,069  Urban Outfitters, Inc. (c)                122,762
                                                -------------
                                                     622,753
                                                -------------
           TRADING COMPANIES & DISTRIBUTORS --
              1.6%
    3,267  Fastenal Co.                              126,433
                                                -------------
           WIRELESS TELECOMMUNICATION
              SERVICES -- 3.2%
    1,652  Millicom International Cellular
              S.A. (c)                               120,166
    4,264  NII Holdings, Inc. (c)                    127,835
                                                -------------
                                                     248,001
                                                -------------

           TOTAL COMMON STOCKS -- 100.0%
            (Cost $7,153,134)                      7,731,657

           MONEY MARKET FUND -- 0.3%
   25,279  Morgan Stanley Institutional
            Treasury Money Market Fund- 0.05%
            (d)
             (Cost $25,279)                           25,279
                                                -------------

           TOTAL INVESTMENTS -- 100.3%
             (Cost $7,178,413) (e)                 7,756,936
           NET OTHER ASSETS AND
             LIABILITIES -- (0.3)%                   (24,358)
                                                -------------
           NET ASSETS -- 100.0%                 $   7,732,578
                                                =============


(a) All percentages shown in the Portfolio of Investments are based on net assets.
(b) The industry allocation is based on Standard & Poor's Global Industry Classification Standard (GICS), and is different than the industry sector classification system used by the Index to select securities, which is the Industry Classification Benchmark (ICB) system, the joint classification system of Dow Jones Indexes and FTSE Group.
(c)    Non-income producing security.
(d)    Represents annualized 7-day yield at September 30, 2009.
(e) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of September 30, 2009, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $902,229 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $323,706.

ADR    - American Depositary Receipt


-----------------------------------------------------------------
VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of September 30, 2009 is as follows (see Note 1A - Portfolio Valuation in the Notes to Quarterly Portfolio of Investments):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

INVESTMENTS          LEVEL 1         LEVEL 2         LEVEL 3
-----------------------------------------------------------------
Common Stocks*     $ 7,731,657     $         -     $         -
Money Market Fund       25,279               -               -
                   ----------------------------------------------
Total Investments  $ 7,756,936     $         -     $         -
                   ==============================================


* See Portfolio of Investments for industry breakout.


         See Notes to Quarterly Portfolio of Investments

FIRST TRUST NASDAQ(R) CLEAN EDGE(R) GREEN ENERGY INDEX FUND

PORTFOLIO OF INVESTMENTS (a)
SEPTEMBER 30, 2009 (UNAUDITED)


   SHARES  DESCRIPTION                                 VALUE
--------------------------------------------------------------

           COMMON STOCKS -- 100.0%
           AEROSPACE & DEFENSE -- 2.0%
   76,370  Hexcel Corp. (b)                     $    873,673
                                                -------------
           AUTO COMPONENTS -- 0.6%
   64,891  Ballard Power Systems, Inc. (b)           170,663
   59,117  Raser Technologies, Inc. (b)               90,449
                                                -------------
                                                     261,112
                                                -------------
           BIOTECHNOLOGY -- 0.4%
   18,183  Metabolix, Inc. (b)                       186,921
                                                -------------
           CHEMICALS -- 0.7%
   27,178  Zoltek Cos., Inc. (b)                     285,369
                                                -------------
           COMMERCIAL SERVICES & SUPPLIES --
              1.4%
   18,637  EnerNOC, Inc. (b)                         618,003
                                                -------------
           ELECTRICAL EQUIPMENT -- 35.9%
   48,899  Advanced Battery Technologies,
              Inc. (b)                               212,222
   34,848  American Superconductor Corp. (b)       1,168,802
   36,802  Baldor Electric Co.                     1,006,167
   76,332  Broadwind Energy, Inc. (b)                602,259
   28,274  Canadian Solar, Inc. (b)                  486,878
  149,098  Capstone Turbine Corp. (b)                196,809
   45,586  China BAK Battery, Inc. (b)               225,651
   92,312  Ener1, Inc. (b)                           638,799
   36,146  Energy Conversion Devices, Inc.
              (b)                                    418,571
  164,594  Evergreen Solar, Inc. (b)                 316,021
   26,097  First Solar, Inc. (b)                   3,989,187
   60,982  FuelCell Energy, Inc. (b)                 260,393
  113,323  GT Solar International, Inc. (b)          658,407
   98,905  JA Solar Holdings Co., Ltd., ADR
              (b)                                    398,587
   29,639  Solarfun Power Holdings Co.,
              Ltd., ADR (b)                          170,128
   43,225  SunPower Corp., Class A (b)             1,291,995
  101,577  Suntech Power Holdings Co.,
              Ltd., ADR (b)                        1,543,970
   20,188  Trina Solar Ltd., ADR (b)                 649,448
   13,416  Ultralife Corp. (b)                        81,301
  100,277  Valence Technology, Inc. (b)              180,499
   78,394  Yingli Green Energy Holding Co.,
              Ltd., ADR (b)                          976,789
                                                -------------
                                                  15,472,883
                                                -------------
           ELECTRONIC EQUIPMENT,
           INSTRUMENTS & COMPONENTS -- 10.4%
  134,584  AVX Corp.                               1,605,587
   17,461  Comverge, Inc. (b)                        213,199
   32,165  Echelon Corp. (b)                         413,964


   SHARES  DESCRIPTION                                 VALUE
--------------------------------------------------------------

            ELECTRONIC EQUIPMENT,
               INSTRUMENTS & COMPONENTS
               (CONTINUED)
   28,955  Itron, Inc. (b)                       $ 1,857,174
   20,522  Maxwell Technologies, Inc. (b)            378,220
                                                -------------
                                                   4,468,144
                                                -------------
           HEALTH CARE EQUIPMENT & SUPPLIES
              -- 1.0%
   18,319  Greatbatch, Inc. (b)                      411,628
                                                -------------
           INDEPENDENT POWER PRODUCERS &
              ENERGY TRADERS -- 3.4%
   35,880  Ormat Technologies, Inc.                1,464,622
                                                -------------
           MACHINERY -- 1.9%
   20,780  ESCO Technologies, Inc. (b)               818,732
                                                -------------
           SEMICONDUCTORS & SEMICONDUCTOR
              EQUIPMENT -- 42.3%
   33,938  Advanced Analogic Technologies,
              Inc. (b)                               134,734
   49,636  Cree, Inc. (b)                          1,824,123
   97,911  Fairchild Semiconductor
              International, Inc., Class A
              (b)                                  1,001,629
   56,273  International Rectifier Corp. (b)       1,096,761
   24,332  IXYS Corp.                                207,065
   49,597  LDK Solar Co., Ltd., ADR (b)              427,526
  119,416  Linear Technology Corp.                 3,299,464
  168,838  MEMC Electronic Materials, Inc.
              (b)                                  2,807,776
   64,291  Microsemi Corp. (b)                     1,015,155
  178,517  National Semiconductor Corp.            2,547,438
   28,811  O2Micro International Ltd., ADR
              (b)                                    151,258
  318,791  ON Semiconductor Corp. (b)              2,630,026
   21,030  Power Integrations, Inc.                  700,930
   28,208  Renesola Ltd., ADR (b)                    135,680
   15,835  Rubicon Technology, Inc. (b)              234,991
                                                -------------
                                                  18,214,556
                                                -------------

           TOTAL INVESTMENTS -- 100.0%
             (Cost $47,360,071) (c)               43,075,643
           NET OTHER ASSETS AND
             LIABILITIES -- 0.0%                      (9,983)
                                                -------------
           NET ASSETS -- 100.0%                 $ 43,065,660
                                                =============


         See Notes to Quarterly Portfolio of Investments

FIRST TRUST NASDAQ(R) CLEAN EDGE(R) GREEN ENERGY INDEX FUND

SEPTEMBER 30, 2009 (UNAUDITED)


(a) All percentages shown in the Portfolio of Investments are based on net assets.
(b)    Non-income producing security.
(c) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of September 30, 2009, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $3,956,698 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $8,241,126.

ADR    - American Depositary Receipt


-----------------------------------------------------------------
VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of September 30, 2009 is as follows (see Note 1A - Portfolio Valuation in the Notes to Quarterly Portfolio of Investments):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

INVESTMENTS          LEVEL 1         LEVEL 2         LEVEL 3
-----------------------------------------------------------------
Common Stocks*     $43,075,643     $         -     $         -
                 ================================================


* See Portfolio of Investments for industry breakout.


         See Notes to Quarterly Portfolio of Investments

FIRST TRUST S&P REIT INDEX FUND

PORTFOLIO OF INVESTMENTS (a)
SEPTEMBER 30, 2009 (UNAUDITED)


   SHARES  DESCRIPTION                                 VALUE
--------------------------------------------------------------

           COMMON STOCKS -- 99.7%
           REAL ESTATE INVESTMENT TRUSTS --
              99.7%
    2,079  Acadia Realty Trust                      $ 31,331
      429  Agree Realty Corp.                          9,837
      107  Alexander's, Inc.                          31,659
    2,067  Alexandria Real Estate Equities,
              Inc.                                   112,341
    7,667  AMB Property Corp.                        175,958
    2,735  American Campus Communities,
              Inc.                                    73,435
    6,136  Apartment Investment &
              Management Co., Class A                 90,506
    3,021  Ashford Hospitality Trust                  10,453
      779  Associated Estates Realty Corp.             7,494
    4,191  AvalonBay Communities, Inc.               304,811
    5,144  BioMed Realty Trust, Inc.                  70,987
    7,265  Boston Properties, Inc.                   476,221
    6,741  Brandywine Realty Trust                    74,421
    2,768  BRE Properties, Inc.                       86,638
    3,362  Camden Property Trust                     135,489
    2,590  CapLease, Inc.                             10,438
    7,227  CBL & Associates Properties,
              Inc.                                    70,102
    2,361  Cedar Shopping Centers, Inc.               15,228
    1,806  Cogdell Spencer, Inc.                       8,669
    2,617  Colonial Properties Trust                  25,463
    3,040  Corporate Office Properties
              Trust                                  112,115
    4,874  Cousins Properties, Inc.                   40,357
   10,712  DCT Industrial Trust, Inc.                 54,738
    7,444  Developers Diversified Realty
              Corp.                                   68,783
    5,660  DiamondRock Hospitality Co. (b)            45,846
    3,992  Digital Realty Trust, Inc.                182,474
    6,369  Douglas Emmett, Inc.                       78,211
   11,741  Duke Realty Corp.                         141,009
    2,187  DuPont Fabros Technology, Inc.             29,153
    1,361  EastGroup Properties, Inc.                 52,017
    2,972  Education Realty Trust, Inc.               17,624
    1,832  Entertainment Properties Trust             62,544
    1,589  Equity Lifestyle Properties,
              Inc.                                    67,993
    1,719  Equity One, Inc.                           26,937
   14,363  Equity Residential                        440,944
    1,477  Essex Property Trust, Inc.                117,540
    4,530  Extra Space Storage, Inc.                  47,791
    3,206  Federal Realty Investment Trust           196,752
    3,390  FelCor Lodging Trust, Inc.                 15,357
    2,093  First Industrial Realty Trust,
              Inc.                                    10,988
    1,502  First Potomac Realty Trust                 17,363
    3,495  Franklin Street Properties Corp.           45,784
      922  Getty Realty Corp.                         22,626
      448  Gladstone Commercial Corp.                  6,129


   SHARES  DESCRIPTION                                 VALUE
--------------------------------------------------------------

           REAL ESTATE INVESTMENT TRUSTS
              (CONTINUED)
    1,993  Glimcher Realty Trust                     $ 7,314
   15,365  HCP, Inc.                                 441,590
    6,285  Health Care REIT, Inc.                    261,582
    3,112  Healthcare Realty Trust, Inc.              65,757
    2,518  Hersha Hospitality Trust                    7,806
    3,715  Highwoods Properties, Inc.                116,837
    1,731  Home Properties, Inc.                      74,589
    6,402  Hospitality Properties Trust              130,409
   31,659  Host Hotels & Resorts, Inc.               372,626
   11,728  HRPT Properties Trust                      88,195
    3,712  Inland Real Estate Corp.                   32,517
    3,347  Investors Real Estate Trust                30,257
    2,261  Kilroy Realty Corp.                        62,720
   19,731  Kimco Realty Corp.                        257,292
    3,300  Kite Realty Group Trust                    13,761
    3,332  LaSalle Hotel Properties                   65,507
    4,990  Lexington Realty Trust                     25,449
    5,852  Liberty Property Trust                    190,366
    1,214  LTC Properties, Inc.                       29,185
    4,236  Macerich (The) Co.                        128,478
    4,107  Mack-Cali Realty Corp.                    132,779
    4,202  Medical Properties Trust, Inc.             32,818
    1,479  Mid-America Apartment
              Communities, Inc.                       66,747
    1,004  Mission West Properties, Inc.               6,757
    1,327  Monmouth Real Estate Investment
              Corp., Class A                           9,236
    1,446  National Health Investors, Inc.            45,766
    4,230  National Retail Properties, Inc.           90,818
    5,596  Nationwide Health Properties,
              Inc.                                   173,420
    4,364  Omega Healthcare Investors, Inc.           69,911
    1,133  Parkway Properties, Inc.                   22,320
    2,018  Pennsylvania Real Estate
              Investment Trust                        15,357
    2,327  Post Properties, Inc.                      41,886
   23,213  ProLogis                                  276,699
      944  PS Business Parks, Inc.                    48,446
    7,109  Public Storage                            534,881
      981  Ramco-Gershenson Properties
              Trust                                    8,750
    5,467  Realty Income Corp.                       140,229
    4,208  Regency Centers Corp.                     155,906
      647  Saul Centers, Inc.                         20,769
    6,656  Senior Housing Properties Trust           127,196
   14,840  Simon Property Group, Inc.              1,030,341
    4,027  SL Green Realty Corp.                     176,584
    1,227  Sovran Self Storage, Inc.                  37,338
    3,940  Strategic Hotels & Resorts, Inc.           10,205


         See Notes to Quarterly Portfolio of Investments

FIRST TRUST S&P REIT INDEX FUND

SEPTEMBER 30, 2009 (UNAUDITED)


   SHARES  DESCRIPTION                                 VALUE
--------------------------------------------------------------

           COMMON STOCKS (CONTINUED)
           REAL ESTATE INVESTMENT TRUSTS
              (CONTINUED)
      868  Sun Communities, Inc.                    $ 18,679
    3,940  Sunstone Hotel Investors, Inc.             27,974
    2,110  Tanger Factory Outlet Centers,
              Inc.                                    78,787
    1,587  Taubman Centers, Inc.                      57,259
    7,893  UDR, Inc.                                 124,236
      624  Universal Health Realty Income
              Trust                                   20,311
    1,123  Urstadt Biddle Properties, Inc.,
              Class A                                 16,385
    4,088  U-Store-It Trust                           25,550
    8,206  Ventas, Inc.                              315,931
    8,185  Vornado Realty Trust                      527,196
    3,053  Washington Real Estate
              Investment Trust                        87,926
    5,463  Weingarten Realty Investors               108,823
      682  Winthrop Realty Trust, Inc.                 6,643
                                                -------------
                                                  10,815,652
                                                -------------

           TOTAL COMMON STOCKS -- 99.7%
            (Cost $10,572,291)                    10,815,652

           Money Market Fund -- 0.4%
   39,366  Morgan Stanley Institutional
            Treasury Money Market Fund-
            0.05% (c)
             (Cost $39,366)                           39,366
                                                -------------

           TOTAL INVESTMENTS -- 100.1%
             (Cost $10,611,657) (d)               10,855,018
           NET OTHER ASSETS AND
             LIABILITIES -- (0.1)%                    (7,884)
                                                -------------
           NET ASSETS -- 100.0%                 $ 10,847,134
                                                =============


(a) All percentages shown in the Portfolio of Investments are based on net assets.
(b)    Non-income producing security.
(c)    Represents annualized 7-day yield at September 30, 2009.
(d) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of September 30, 2009, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $472,824 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $229,463.


-----------------------------------------------------------------
VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of September 30, 2009 is as follows (see Note 1A - Portfolio Valuation in the Notes to Quarterly Portfolio of Investments):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

INVESTMENTS          LEVEL 1         LEVEL 2         LEVEL 3
-----------------------------------------------------------------
Common Stocks*     $10,815,652     $         -     $         -
Money Market Fund       39,366               -               -
                   ----------------------------------------------
Total Investments  $10,855,018     $         -     $         -
                   ==============================================


* See Portfolio of Investments for industry breakout.


         See Notes to Quarterly Portfolio of Investments

FIRST TRUST ISE WATER INDEX FUND

PORTFOLIO OF INVESTMENTS (a)
SEPTEMBER 30, 2009 (UNAUDITED)


   SHARES  DESCRIPTION                                 VALUE
--------------------------------------------------------------

           COMMON STOCKS -- 100.0%
           AEROSPACE & DEFENSE -- 4.0%
   29,651  ITT Corp.                             $ 1,546,300
                                                -------------
           BUILDING PRODUCTS -- 2.1%
   11,624  Ameron International Corp.                813,447
                                                -------------
           CHEMICALS -- 7.3%
   36,091  Arch Chemicals, Inc.                    1,082,369
   83,142  Nalco Holding Co.                       1,703,580
                                                -------------
                                                   2,785,949
                                                -------------
           COMMERCIAL SERVICES & SUPPLIES --
              2.9%
   42,476  Tetra Tech, Inc. (b)                    1,126,888
                                                -------------
           CONSTRUCTION & ENGINEERING --
              10.2%
   45,108  Aecom Technology Corp. (b)              1,224,231
   67,159  Insituform Technologies, Inc.,
              Class A (b)                          1,285,423
   31,187  Layne Christensen Co. (b)                 999,543
   11,356  Northwest Pipe Co. (b)                    380,767
                                                -------------
                                                   3,889,964
                                                -------------
           DIVERSIFIED FINANCIAL SERVICES --
              2.0%
   23,433  PICO Holdings, Inc. (b)                   781,491
                                                -------------
           ELECTRICAL EQUIPMENT -- 6.0%
   27,825  Franklin Electric Co., Inc.               797,743
   29,392  Roper Industries, Inc.                  1,498,404
                                                -------------
                                                   2,296,147
                                                -------------
           ELECTRONIC EQUIPMENT,
           INSTRUMENTS & COMPONENTS -- 3.3%
   19,911  Itron, Inc. (b)                         1,277,092
                                                -------------
           LIFE SCIENCES TOOLS & SERVICES --
              3.8%
   20,502  Millipore Corp. (b)                     1,441,906
                                                -------------
           MACHINERY -- 31.9%
   17,425  Badger Meter, Inc.                        674,173
   60,383  Energy Recovery, Inc. (b)                 351,429
  161,924  Flow International Corp. (b)              419,383
   31,878  Gorman-Rupp (The) Co.                     794,081
   47,961  IDEX Corp.                              1,340,510
   19,781  Lindsay Corp.                             778,976
   44,552  Mueller Industries, Inc.                1,063,456
  160,870  Mueller Water Products, Inc.,
              Class A                                881,568
   50,976  Pall Corp.                              1,645,505
   49,463  Pentair, Inc.                           1,460,148
   16,206  Valmont Industries, Inc.                1,380,427


   SHARES  DESCRIPTION                                 VALUE
--------------------------------------------------------------

           MACHINERY (CONTINUED)
   46,677  Watts Water Technologies, Inc.,
              Class A                            $ 1,411,979
                                                -------------
                                                  12,201,635
                                                -------------
           MULTI-UTILITIES -- 4.5%
   44,300  Veolia Environment, ADR                 1,705,107
                                                -------------
           WATER UTILITIES -- 22.0%
   20,460  American States Water Co.                 740,243
   74,062  American Water Works Co., Inc.          1,476,796
   70,545  Aqua America, Inc.                      1,244,414
   28,514  California Water Service Group          1,110,335
  118,449  Cascal N.V.                               746,229
   43,670  Companhia de Saneamento Basico do
              Estado de Sao Paulo, ADR (b)         1,656,403
   24,634  Consolidated Water Co., Ltd.              402,273
   28,537  SJW Corp.                                 652,070
   81,419  Southwest Water Co.                       400,582
                                                -------------
                                                   8,429,345
                                                -------------

           TOTAL COMMON STOCKS -- 100.0%
            (Cost $43,351,108)                    38,295,271

           MONEY MARKET FUND -- 0.1%
   44,470  Morgan Stanley Institutional
            Treasury Money Market Fund-
            0.05% (c)
             (Cost $44,470)                           44,470
                                                -------------

           TOTAL INVESTMENTS -- 100.1%
             (Cost $43,395,578) (d)               38,339,741
           NET OTHER ASSETS AND
             LIABILITIES -- (0.1)%                   (23,684)
                                                -------------
           NET ASSETS -- 100.0%                 $ 38,316,057
                                                =============


(a) All percentages shown in the Portfolio of Investments are based on net assets.
(b)    Non-income producing security.
(c)    Represents annualized 7-day yield at September 30, 2009.
(d) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of September 30, 2009, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $662,742 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $5,718,579.

ADR    - American Depositary Receipt


         See Notes to Quarterly Portfolio of Investments

FIRST TRUST ISE WATER INDEX FUND

SEPTEMBER 30, 2009 (UNAUDITED)


-----------------------------------------------------------------
VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of September 30, 2009 is as follows (see Note 1A - Portfolio Valuation in the Notes to Quarterly Portfolio of Investments):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

INVESTMENTS          LEVEL 1         LEVEL 2         LEVEL 3
-----------------------------------------------------------------
Common Stocks*     $38,295,271     $         -     $         -
Money Market Fund       44,470               -               -
                   ----------------------------------------------
Total Investments  $38,339,741     $         -     $         -
                   ==============================================


* See Portfolio of Investments for industry breakout.


         See Notes to Quarterly Portfolio of Investments

FIRST TRUST ISE-REVERE NATURAL GAS INDEX FUND

PORTFOLIO OF INVESTMENTS (a)
SEPTEMBER 30, 2009 (UNAUDITED)


   SHARES  DESCRIPTION                                 VALUE
--------------------------------------------------------------

           COMMON STOCKS -- 100.0%
           GAS UTILITIES -- 3.4%
  307,492  Questar Corp.                        $ 11,549,400
                                                -------------
           OIL, GAS & CONSUMABLE FUELS --
           96.6%
1,753,887  Advantage Oil & Gas Ltd.               12,329,826
  187,110  Anadarko Petroleum Corp.               11,737,410
  119,962  Apache Corp.                           11,016,110
  294,266  Cabot Oil & Gas Corp.                  10,520,010
  419,683  Chesapeake Energy Corp.                11,918,997
  154,951  Chevron Corp.                          10,913,199
  273,827  Cimarex Energy Co.                     11,862,186
2,862,063  Delta Petroleum Corp. (b)               5,008,610
  166,969  Devon Energy Corp.                     11,242,023
  185,873  EnCana Corp.                           10,708,144
  144,340  EOG Resources, Inc.                    12,053,833
  662,752  EXCO Resources, Inc.                   12,386,835
  625,301  Forest Oil Corp. (b)                   12,237,141
  827,911  GMX Resources, Inc. (b)                13,006,482
  482,697  Linn Energy LLC                        11,058,588
  800,135  Mariner Energy, Inc. (b)               11,345,914
  254,975  Newfield Exploration Co. (b)           10,851,736
  165,778  Noble Energy, Inc.                     10,934,717
  460,969  Petrohawk Energy Corp. (b)             11,160,060
2,196,734  PetroQuest Energy, Inc. (b)            14,256,804
  330,886  Pioneer Natural Resources Co.          12,007,853
  911,201  Quicksilver Resources, Inc. (b)        12,929,942
  217,668  Range Resources Corp.                  10,744,092
  189,364  Royal Dutch Shell PLC, ADR             10,829,727
  263,560  Southwestern Energy Co. (b)            11,248,741
  691,581  Stone Energy Corp. (b)                 11,279,686
  618,969  Talisman Energy, Inc.                  10,732,922
  227,514  Ultra Petroleum Corp. (b)              11,139,085
  270,861  XTO Energy, Inc.                       11,191,977
                                                -------------
                                                 328,652,650
                                                -------------

           TOTAL COMMON STOCKS -- 100.0%
            (Cost $313,482,536)                  340,202,050

           MONEY MARKET FUND -- 0.0%
   83,743  Morgan Stanley Institutional
            Treasury Money Market Fund-
            0.05% (c)
             (Cost $83,743)                           83,743
                                                -------------

           TOTAL INVESTMENTS -- 100.0%
             (Cost $313,566,279) (d)             340,285,793
           NET OTHER ASSETS AND
             LIABILITIES -- 0.0%                     (49,354)
                                                -------------
           NET ASSETS -- 100.0%                 $340,236,439
                                                =============


(a) All percentages shown in the Portfolio of Investments are based on net assets.
(b)    Non-income producing security.
(c)    Represents annualized 7-day yield at September 30, 2009.
(d) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of September 30, 2009, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $28,115,484 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $1,395,970.

ADR    - American Depositary Receipt


-----------------------------------------------------------------
VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of September 30, 2009 is as follows (see Note 1A - Portfolio Valuation in the Notes to Quarterly Portfolio of Investments):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

INVESTMENTS          LEVEL 1         LEVEL 2         LEVEL 3
-----------------------------------------------------------------
Common Stocks*     $340,202,050    $         -     $         -
Money Market Fund        83,743              -               -
                   ----------------------------------------------
Total Investments  $340,285,793    $         -     $         -
                   ==============================================


* See Portfolio of Investments for industry breakout.


         See Notes to Quarterly Portfolio of Investments

FIRST TRUST ISE CHINDIA INDEX FUND

PORTFOLIO OF INVESTMENTS (a)
SEPTEMBER 30, 2009 (UNAUDITED)


   SHARES  DESCRIPTION                                 VALUE
--------------------------------------------------------------

           COMMON STOCKS -- 99.6%
           AIRLINES -- 0.7%
   42,351  China Southern Airlines Co.,
              Ltd., ADR (b)                        $ 669,993
                                                -------------
           CHEMICALS -- 0.7%
   15,598  Sinopec Shanghai Petrochemical
              Co. Ltd., ADR (b)                      648,097
                                                -------------
           COMMERCIAL BANKS -- 14.4%
   54,721  HDFC Bank Ltd., ADR                     6,477,325
  187,495  ICICI Bank Ltd., ADR                    7,229,807
                                               --------------
                                                  13,707,132
                                                -------------
           DIVERSIFIED CONSUMER SERVICES --
              0.8%
    9,449  New Oriental Education &
              Technology Group, Inc., ADR
              (b)                                    760,172
                                                -------------
           DIVERSIFIED TELECOMMUNICATION
              SERVICES -- 3.9%
   11,722  China Telecom Corp., Ltd., ADR            554,451
  109,531  China Unicom (Hong Kong) Ltd.,
              ADR                                  1,559,721
   78,873  Tata Communications Ltd., ADR           1,626,361
                                                -------------
                                                   3,740,533
                                                -------------
           ELECTRICAL EQUIPMENT -- 4.9%
   44,486  A-Power Energy Generation
              Systems Ltd. (b)                       479,114
   39,221  Canadian Solar, Inc. (b)                  675,386
  101,135  JA Solar Holdings Co., Ltd., ADR
              (b)                                    407,574
   74,278  Solarfun Power Holdings Co.,
              Ltd., ADR (b)                          426,356
   91,809  Suntech Power Holdings Co.,
              Ltd., ADR (b)                        1,395,497
   23,066  Trina Solar Ltd., ADR (b)                 742,033
   41,674  Yingli Green Energy Holding Co.,
              Ltd., ADR (b)                          519,258
                                                -------------
                                                   4,645,218
                                                -------------
           FOOD PRODUCTS -- 0.5%
   80,089  AgFeed Industries, Inc. (b)               427,675
                                                -------------
           HEALTH CARE EQUIPMENT & SUPPLIES
              -- 1.1%
   23,493  China Medical Technologies,
              Inc.,  ADR                             381,057
   21,444  Mindray Medical International
              Ltd., ADR                              699,932
                                                -------------
                                                   1,080,989
                                                -------------


   SHARES  DESCRIPTION                                 VALUE
--------------------------------------------------------------

           HOTELS, RESTAURANTS & LEISURE --
              2.7%
   12,874  Ctrip.com International Ltd.,
              ADR (b)                              $ 756,862
   33,930  Home Inns & Hotels Management,
              Inc., ADR (b)                        1,012,811
  115,845  Melco Crown Entertainment Ltd.,
              ADR (b)                                806,281
                                                -------------
                                                   2,575,954
                                                -------------
           INDEPENDENT POWER PRODUCERS &
              ENERGY TRADERS -- 0.6%
   20,085  Huaneng Power International,
              Inc., ADR                              535,064
                                                -------------
           INSURANCE -- 7.0%
  100,422  China Life Insurance Co., Ltd.,
              ADR                                  6,598,730
                                                -------------
           INTERNET SOFTWARE & SERVICES --
              6.9%
   11,544  Baidu.com, Inc., ADR (b)                4,514,281
   16,040  NetEase.com, Inc., ADR (b)                732,707
   19,025  SINA Corp. (b)                            722,189
    8,601  Sohu.com, Inc. (b)                        591,577
                                                -------------
                                                   6,560,754
                                                -------------
           IT SERVICES -- 16.1%
  157,502  Infosys Technologies Ltd., ADR          7,637,272
  454,541  Satyam Computer Services Ltd.,
              ADR                                  2,990,880
  259,993  Wipro Ltd., ADR                         4,666,874
                                                -------------
                                                  15,295,026
                                                -------------
           LIFE SCIENCES TOOLS & SERVICES --
              0.9%
   73,422  WuXi PharmaTech Cayman, Inc.,
              ADR (b)                                875,925
                                                -------------
           MACHINERY -- 4.4%
  321,419  Tata Motors Ltd., ADR                   4,165,590
                                                -------------
           MARINE -- 0.7%
   78,768  Seaspan Corp.                             704,974
                                                -------------
           MEDIA -- 0.9%
   76,154  Focus Media Holding Ltd., ADR (b)         840,740
                                                -------------
           METALS & MINING -- 5.5%
   59,941  Aluminum Corp. of China Ltd.,
              ADR                                  1,641,784
  226,806  Sterlite Industries (India)
              Ltd., ADR                            3,622,092
                                                -------------
                                                   5,263,876
                                                -------------


         See Notes to Quarterly Portfolio of Investments

FIRST TRUST ISE CHINDIA INDEX FUND

SEPTEMBER 30, 2009 (UNAUDITED)


   SHARES  DESCRIPTION                                 VALUE
--------------------------------------------------------------

           COMMON STOCKS (CONTINUED)
           OIL, GAS & CONSUMABLE FUELS --
              13.8%
   43,860  China Petroleum & Chemical
              Corp., ADR                         $ 3,734,679
   23,873  CNOOC Ltd., ADR                         3,233,120
   48,789  PetroChina Co., Ltd., ADR               5,549,749
   39,710  Yanzhou Coal Mining Co., Ltd.,
              ADR                                    572,618
                                                -------------
                                                  13,090,166
                                                -------------
           PHARMACEUTICALS -- 2.3%
  113,021  Dr. Reddy's Laboratories Ltd.,
              ADR                                  2,203,910
                                                -------------
           REAL ESTATE MANAGEMENT &
              DEVELOPMENT -- 0.8%
   36,020  E-House China Holdings Ltd.,
              ADR (b)                                769,387
                                                -------------
           SEMICONDUCTORS & SEMICONDUCTOR
              EQUIPMENT -- 0.9%
   45,876  LDK Solar Co., Ltd., ADR (b)              395,451
   87,016  Renesola Ltd., ADR (b)                    418,547
                                                -------------
                                                     813,998
                                                -------------
           SOFTWARE -- 3.4%
   26,884  AsiaInfo Holdings, Inc. (b)               536,873
   66,525  Giant Interactive Group, Inc.,
              ADR                                    503,594
   20,525  Longtop Financial Technologies
              Ltd., ADR (b)                          584,142
   22,691  Perfect World Co., Ltd., ADR (b)        1,091,437
    9,985  Shanda Interactive Entertainment
              Ltd., ADR (b)                          511,232
                                                -------------
                                                   3,227,278
                                                -------------
           WIRELESS TELECOMMUNICATION
              SERVICES -- 5.7%
  110,203  China Mobile Ltd., ADR                  5,412,069
                                                -------------

           TOTAL INVESTMENTS -- 99.6%
             (Cost $94,346,020) (c)               94,613,250
           NET OTHER ASSETS AND
             LIABILITIES -- 0.4%                     412,871
                                                -------------
           NET ASSETS -- 100.0%                 $ 95,026,121
                                                =============


(a) All percentages shown in the Portfolio of Investments are based on net assets.
(b)    Non-income producing security.
(c) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of September 30, 2009, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $10,009,099 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $9,741,869.

ADR    -  American Depositary Receipt


-----------------------------------------------------------------
VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of September 30, 2009 is as follows (see Note 1A - Portfolio Valuation in the Notes to Quarterly Portfolio of Investments):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

INVESTMENTS          LEVEL 1         LEVEL 2         LEVEL 3
-----------------------------------------------------------------
Common Stocks*     $94,613,250     $         -     $         -
                 ================================================


* See Portfolio of Investments for industry breakout.


         See Notes to Quarterly Portfolio of Investments

FIRST TRUST VALUE LINE(R) 100 EXCHANGE-TRADED FUND

PORTFOLIO OF INVESTMENTS (a)
SEPTEMBER 30, 2009 (UNAUDITED)


   SHARES  DESCRIPTION                                 VALUE
--------------------------------------------------------------

           COMMON STOCKS -- 100.1%
           AEROSPACE & DEFENSE -- 2.1%
   17,234  Cubic Corp.                             $ 680,226
   11,005  Elbit Systems Ltd.                        749,991
                                                -------------
                                                   1,430,217
                                                -------------
           AIRLINES -- 0.9%
  100,338  AirTran Holdings, Inc. (b)                627,112
                                                -------------
           BEVERAGES -- 1.0%
   33,351  Coca-Cola Enterprises, Inc.               714,045
                                                -------------
           CAPITAL MARKETS -- 1.0%
   12,536  Stifel Financial Corp. (b)                688,226
                                                -------------
           CHEMICALS -- 2.0%
    9,749  Lubrizol (The) Corp.                      696,664
    7,458  NewMarket Corp.                           693,892
                                                -------------
                                                   1,390,556
                                                -------------
           COMMUNICATIONS EQUIPMENT -- 2.8%
   51,880  Arris Group, Inc. (b)                     674,959
   17,832  F5 Networks, Inc. (b)                     706,682
    8,310  Research In Motion Ltd. (b)               561,340
                                                -------------
                                                   1,942,981
                                                -------------
           COMPUTERS & PERIPHERALS -- 2.0%
    3,801  Apple, Inc. (b)                           704,592
    5,753  International Business Machines
              Corp.                                  688,116
                                                -------------
                                                   1,392,708
                                                -------------
           CONTAINERS & PACKAGING -- 3.0%
   13,657  Ball Corp.                                671,924
   26,410  Pactiv Corp. (b)                          687,981
   14,171  Rock-Tenn Co., Class A                    667,596
                                                -------------
                                                   2,027,501
                                                -------------
           DISTRIBUTORS -- 1.0%
   36,692  LKQ Corp. (b)                             680,270
                                                -------------
           DIVERSIFIED TELECOMMUNICATION
              SERVICES -- 1.0%
  202,712  Cincinnati Bell, Inc. (b)                 709,492
                                                -------------
           ELECTRICAL EQUIPMENT -- 1.1%
   21,387  American Superconductor Corp. (b)         717,320
                                                -------------
           ELECTRONIC EQUIPMENT,
           INSTRUMENTS & COMPONENTS -- 2.0%
   70,428  Mercury Computer Systems, Inc.
              (b)                                    694,420
   16,310  Tech Data Corp. (b)                       678,659
                                                -------------
                                                   1,373,079
                                                -------------


   SHARES  DESCRIPTION                                 VALUE
--------------------------------------------------------------

           ENERGY EQUIPMENT & SERVICES --
              1.0%
   21,760  Dresser-Rand Group, Inc. (b)            $ 676,083
                                                -------------
           FOOD & STAPLES RETAILING -- 1.0%
   28,545  United Natural Foods, Inc. (b)            682,796
                                                -------------
           FOOD PRODUCTS -- 3.1%
    9,963  Green Mountain Coffee Roasters,
              Inc. (b)                               735,668
   15,967  J & J Snack Foods Corp.                   689,615
   19,700  TreeHouse Foods, Inc. (b)                 702,699
                                                -------------
                                                   2,127,982
                                                -------------
           HEALTH CARE EQUIPMENT & SUPPLIES
              -- 7.2%
   24,317  Abaxis, Inc. (b)                          650,480
    4,985  Alcon, Inc.                               691,270
   44,096  American Medical Systems
              Holdings, Inc. (b)                     746,104
   57,183  ev3, Inc. (b)                             703,923
   16,029  Hospira, Inc. (b)                         714,894
    2,837  Intuitive Surgical, Inc. (b)              744,003
   19,394  Kinetic Concepts, Inc. (b)                717,190
                                                -------------
                                                   4,967,864
                                                -------------
           HEALTH CARE PROVIDERS & SERVICES
              -- 7.9%
   22,721  Catalyst Health Solutions, Inc.
              (b)                                    662,317
   22,026  CIGNA Corp.                               618,710
   20,503  Community Health Systems, Inc.
              (b)                                    654,661
   12,546  Henry Schein, Inc. (b)                    688,901
   12,410  Medco Health Solutions, Inc. (b)          686,397
   12,982  MEDNAX, Inc. (b)                          712,972
   25,121  Patterson Cos., Inc. (b)                  684,547
   11,224  Universal Health Services, Inc.,
              Class B                                695,102
                                                -------------
                                                   5,403,607
                                                -------------
           HEALTH CARE TECHNOLOGY -- 1.0%
    9,464  Cerner Corp. (b)                          707,907
                                                -------------
           HOTELS, RESTAURANTS & LEISURE --
              7.0%
   42,800  BJ's Restaurants, Inc. (b)                641,572
   15,949  Buffalo Wild Wings, Inc. (b)              663,638
    7,538  Chipotle Mexican Grill, Inc.,
              Class A (b)                            731,563
   19,239  P.F. Chang's China Bistro, Inc.
              (b)                                    653,549
   33,835  Starbucks Corp. (b)                       698,693
   62,443  Texas Roadhouse, Inc., Class A
              (b)                                    663,144


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST VALUE LINE(R) 100 EXCHANGE-TRADED FUND

SEPTEMBER 30, 2009 (UNAUDITED)


   SHARES  DESCRIPTION                                 VALUE
--------------------------------------------------------------

           COMMON STOCKS (CONTINUED)
           HOTELS, RESTAURANTS & LEISURE
              (CONTINUED)
   16,718  WMS Industries, Inc. (b)                $ 744,954
                                                -------------
                                                   4,797,113
                                                -------------
           HOUSEHOLD DURABLES -- 0.9%
   71,435  La-Z-Boy, Inc.                            617,913
                                                -------------
           HOUSEHOLD PRODUCTS -- 1.0%
   55,416  Central Garden & Pet Co. (b)              651,138
                                                -------------
           INDEPENDENT POWER PRODUCERS &
              ENERGY TRADERS -- 1.0%
   47,803  AES (The) Corp. (b)                       708,440
                                                -------------
           INTERNET & CATALOG RETAIL -- 3.1%
    7,722  Amazon.com, Inc. (b)                      720,926
   14,723  NetFlix, Inc. (b)                         679,761
    4,238  Priceline.com, Inc. (b)                   702,745
                                                -------------
                                                   2,103,432
                                                -------------
           INTERNET SOFTWARE & SERVICES --
              2.0%
    7,544  Equinix, Inc. (b)                         694,048
    1,407  Google, Inc., Class A (b)                 697,661
                                                -------------
                                                   1,391,709
                                                -------------
           IT SERVICES -- 6.9%
   11,078  Alliance Data Systems Corp. (b)           676,644
   18,025  Cognizant Technology Solutions
              Corp., Class A (b)                     696,847
   13,416  Computer Sciences Corp. (b)               707,157
   14,078  Fiserv, Inc. (b)                          678,560
   14,281  Infosys Technologies Ltd., ADR            692,486
    3,142  MasterCard, Inc., Class A                 635,155
   22,669  Wright Express Corp. (b)                  668,962
                                                -------------
                                                   4,755,811
                                                -------------
           LIFE SCIENCES TOOLS & SERVICES --
              2.0%
   14,512  Life Technologies Corp. (b)               675,534
   12,422  Waters Corp. (b)                          693,893
                                                -------------
                                                   1,369,427
                                                -------------
           MACHINERY -- 1.0%
    7,124  Flowserve Corp.                           701,999
                                                -------------
           MULTILINE RETAIL -- 1.0%
   48,974  99 Cents Only Stores (b)                  658,700
                                                -------------
           OIL, GAS & CONSUMABLE FUELS --
              1.0%
   16,095  Newfield Exploration Co. (b)              685,003
                                                -------------
           PERSONAL PRODUCTS -- 1.0%
   17,567  NBTY, Inc. (b)                            695,302
                                                -------------


   SHARES  DESCRIPTION                                 VALUE
--------------------------------------------------------------

           PHARMACEUTICALS -- 3.1%
   12,197  Allergan, Inc.                          $ 692,302
   33,051  Medicis Pharmaceutical Corp.,
              Class A                                705,639
   19,197  Watson Pharmaceuticals, Inc. (b)          703,378
                                                -------------
                                                   2,101,319
                                                -------------
           SEMICONDUCTORS & SEMICONDUCTOR
              EQUIPMENT -- 3.1%
   19,223  Cree, Inc. (b)                            706,445
   44,375  Marvell Technology Group Ltd. (b)         718,431
   14,754  Silicon Laboratories, Inc. (b)            683,996
                                                -------------
                                                   2,108,872
                                                -------------
           SOFTWARE -- 8.3%
   17,974  Concur Technologies, Inc. (b)             714,646
   11,217  FactSet Research Systems, Inc.            743,014
   31,069  Informatica Corp. (b)                     701,538
   28,581  Jack Henry & Associates, Inc.             670,796
   27,191  Red Hat, Inc. (b)                         751,559
   12,253  Salesforce.com, Inc. (b)                  697,564
   18,820  Sybase, Inc. (b)                          732,098
   74,478  TIBCO Software, Inc. (b)                  706,796
                                                -------------
                                                   5,718,011
                                                -------------
           SPECIALTY RETAIL -- 12.8%
   15,823  Aeropostale, Inc. (b)                     687,826
   31,588  Gap (The), Inc.                           675,983
   13,957  Gymboree (The) Corp. (b)                  675,240
   25,220  Jo-Ann Stores, Inc. (b)                   676,653
   14,543  Jos. A. Bank Clothiers, Inc. (b)          651,090
   18,654  O'Reilly Automotive, Inc. (b)             674,155
   69,311  Pep Boys-Manny, Moe & Jack (The)          677,168
   14,598  Ross Stores, Inc.                         697,346
   93,497  Sally Beauty Holdings, Inc. (b)           664,764
   51,651  Stein Mart, Inc. (b)                      656,484
   18,366  TJX (The) Cos., Inc.                      682,297
   14,519  Tractor Supply Co. (b)                    703,010
   22,452  Urban Outfitters, Inc. (b)                677,377
                                                -------------
                                                   8,799,393
                                                -------------
           TEXTILES, APPAREL & LUXURY GOODS
              -- 2.8%
   40,425  Iconix Brand Group, Inc. (b)              504,100
   19,139  Steven Madden Ltd. (b)                    704,507
   15,934  Warnaco Group (The), Inc. (b)             698,865
                                                -------------
                                                   1,907,472
                                                -------------
           WIRELESS TELECOMMUNICATION
              SERVICES -- 1.0%
   15,548  America Movil S.A.B. de C.V., ADR         681,469
                                                -------------


         See Notes to Quarterly Portfolio of Investments

FIRST TRUST VALUE LINE(R) 100 EXCHANGE-TRADED FUND

SEPTEMBER 30, 2009 (UNAUDITED)


           DESCRIPTION                               VALUE
           --------------------------------------------------

            TOTAL INVESTMENTS -- 100.1%
              (Cost $60,833,928) (c)            $ 68,712,269
            NET OTHER ASSETS AND
              LIABILITIES -- (0.1)%                  (95,179)
                                                -------------
            NET ASSETS -- 100.0%                $ 68,617,090
                                                =============


(a) All percentages shown in the Portfolio of Investments are based on net assets.
(b)    Non-income producing security.
(c) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of September 30, 2009, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $8,712,373 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $834,032.

ADR    -  American Depositary Receipt


-----------------------------------------------------------------
VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of September 30, 2009 is as follows (see Note 1A - Portfolio Valuation in the Notes to Quarterly Portfolio of Investments):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

INVESTMENTS          LEVEL 1         LEVEL 2         LEVEL 3
-----------------------------------------------------------------
Common Stocks*     $68,712,269     $         -     $         -
                 ================================================


* See Portfolio of Investments for industry breakout.


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST NASDAQ(R) ABA COMMUNITY BANK INDEX FUND

PORTFOLIO OF INVESTMENTS (a)
SEPTEMBER 30, 2009 (UNAUDITED)


   SHARES  DESCRIPTION                                 VALUE
--------------------------------------------------------------

           COMMON STOCKS (c) -- 99.9%
           COMMERCIAL BANKS -- 72.5%
    1,714  1st Source Corp.                         $ 27,938
      774  Arrow Financial Corp.                      21,122
    9,064  Associated Banc-Corp.                     103,511
    1,085  BancFirst Corp.                            40,069
    1,196  Bank of the Ozarks, Inc.                   31,730
    4,797  BOK Financial Corp.                       222,197
    4,862  Boston Private Financial Holdings,
              Inc.                                    31,652
      542  Camden National Corp.                      17,908
    1,207  Capital City Bank Group, Inc.              17,139
    3,515  Cathay General Bancorp                     28,436
    1,694  Chemical Financial Corp.                   36,912
    1,132  City Holding Co.                           33,745
    5,600  Commerce Bancshares, Inc.                 208,544
    1,074  Community Trust Bancorp, Inc.              28,107
    7,513  CVB Financial Corp.                        57,024
    1,239  Danvers Bancorp, Inc.                      16,838
    6,497  East West Bancorp.                         53,925
    1,181  First Bancorp.                             21,317
    2,539  First Busey Corp.                          11,933
      621  First Citizens BancShares, Inc.,
              Class A                                 98,801
    1,255  First Community Bancshares, Inc.           15,838
    3,646  First Financial Bancorp                    43,934
    1,476  First Financial Bankshares, Inc.           73,003
      930  First Financial Corp.                      28,495
    1,501  First Merchants Corp.                      10,462
    3,485  First Midwest Bancorp, Inc.                39,276
    6,045  FirstMerit Corp.                          115,036
   12,479  Fulton Financial Corp.                     91,845
    4,361  Glacier Bancorp, Inc.                      65,153
    2,257  Hancock Holding Co.                        84,795
    3,055  Harleysville National Corp.                16,283
    1,766  Home Bancshares, Inc.                      38,711
    1,458  IBERIABANK Corp.                           66,426
    1,483  Independent Bank Corp.                     32,819
    4,835  International Bancshares Corp.             78,859
    8,116  Investors Bancorp, Inc. (b)                86,111
      881  Lakeland Financial Corp.                   18,193
    3,559  MB Financial, Inc.                         74,632
    8,959  National Penn Bancshares, Inc.             54,740
    2,431  NBT Bancorp, Inc.                          54,795
    3,171  Northfield Bancorp, Inc.                   40,589
    3,346  Pacific Capital Bancorp                     4,818
    2,483  PacWest Bancorp                            47,301
    2,335  Pinnacle Financial Partners, Inc.
              (b)                                     29,678
   45,337  Popular, Inc.                             128,304
    3,369  PrivateBancorp, Inc.                       82,406
    3,270  Prosperity Bancshares, Inc.               113,763
    1,494  Renasant Corp.                             22,186
    1,309  Republic Bancorp, Inc., Class A            26,128
    1,960  S&T Bancorp, Inc.                          25,402


   SHARES  DESCRIPTION                                 VALUE
--------------------------------------------------------------

           COMMERCIAL BANKS (CONTINUED)
      963  S.Y. Bancorp, Inc.                       $ 22,236
    1,167  Sandy Spring Bancorp, Inc.                 18,999
      901  SCBT Financial Corp.                       25,318
    2,878  Signature Bank (b)                         83,462
      995  Simmons First National Corp.,
              Class A                                 28,666
    1,056  Southside Bancshares, Inc.                 23,781
    1,610  StellarOne Corp.                           23,748
    5,791  Sterling Bancshares, Inc.                  42,332
    3,714  Sterling Financial Corp.                    7,428
      681  Suffolk Bancorp                            20,164
    6,120  Susquehanna Bancshares, Inc.               36,047
    2,352  SVB Financial Group (b)                   101,771
    2,531  Texas Capital Bancshares, Inc. (b)         42,622
    1,791  TowneBank                                  22,835
    1,119  TriCo Bancshares                           18,352
    4,071  Trustmark Corp.                            77,553
    2,879  UMB Financial Corp.                       116,427
    6,152  Umpqua Holdings Corp.                      65,211
    3,077  United Bankshares, Inc.                    60,278
    3,498  United Community Banks, Inc. (b)           17,490
    1,166  Univest Corp. of Pennsylvania              25,267
    1,136  Washington Trust Bancorp, Inc.             19,903
    1,883  WesBanco, Inc.                             29,111
    2,071  Westamerica Bancorporation                107,692
    4,799  Whitney Holding Corp.                      45,782
    1,706  Wintrust Financial Corp.                   47,700
    8,963  Zions Bancorporation                      161,065
                                                -------------
                                                   4,010,069
                                                -------------
           THRIFTS & MORTGAGE FINANCE -- 27.4%
    3,302  Bank Mutual Corp.                          29,190
    5,806  Beneficial Mutual Bancorp, Inc. (b)        53,009
      986  Berkshire Hills Bancorp, Inc.              21,633
    4,185  Brookline Bancorp, Inc.                    40,678
    5,253  Capitol Federal Financial                 172,929
    2,438  Dime Community Bancshares, Inc.            27,866
    1,063  ESSA Bancorp, Inc.                         14,042
   10,619  First Niagara Financial Group,
              Inc.                                   130,932
    2,135  Flushing Financial Corp.                   24,339
    3,439  Northwest Bancorp, Inc.                    78,547
   24,696  People's United Financial, Inc.           384,270
    2,809  Provident New York Bancorp                 26,826
    2,193  Roma Financial Corp.                       27,259
   21,871  TFS Financial Corp.                       260,265
    5,426  TrustCo Bank Corp.                         33,912
    1,147  United Financial Bancorp, Inc.             13,282
    1,767  ViewPoint Financial Group                  24,809
    7,957  Washington Federal, Inc.                  134,155


         See Notes to Quarterly Portfolio of Investments

FIRST TRUST NASDAQ(R) ABA COMMUNITY BANK INDEX FUND

SEPTEMBER 30, 2009 (UNAUDITED)


   SHARES  DESCRIPTION                                 VALUE
--------------------------------------------------------------

           COMMON STOCKS (c) (CONTINUED)
           THRIFTS & MORTGAGE FINANCE
              (CONTINUED)
    2,191  Westfield Financial, Inc.            $     18,558
                                                -------------
                                                   1,516,501
                                                -------------

           TOTAL INVESTMENTS -- 99.9%
             (Cost $5,287,248) (d)                 5,526,570
           NET OTHER ASSETS AND
             LIABILITIES -- 0.1%                       6,230
                                                -------------
           NET ASSETS -- 100.0%                 $  5,532,800
                                                =============


(a) All percentages shown in the Portfolio of Investments are based on net assets.
(b)    Non-income producing security.
(c) The industry allocation is based on Standard & Poor's Global Industry Classification Standard (GICS), and is different than the industry sector classification system used by the Index to select securities, which is the Industry Classification Benchmark (ICB) system, the joint classification system of Dow Jones Indexes and FTSE Group.
(d) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of September 30, 2009, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $318,329 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $79,007.


-----------------------------------------------------------------
VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of September 30, 2009 is as follows (see Note 1A - Portfolio Valuation in the Notes to Quarterly Portfolio of Investments):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

INVESTMENTS          LEVEL 1         LEVEL 2         LEVEL 3
-----------------------------------------------------------------
Common Stocks*     $ 5,526,570     $         -     $         -
                 ================================================


* See Portfolio of Investments for industry breakout.


         See Notes to Quarterly Portfolio of Investments

FIRST TRUST EXCHANGE-TRADED FUND
NOTES TO QUARTERLY PORTFOLIO OF INVESTMENTS
SEPTEMBER 30, 2009 (UNAUDITED)


                      1. VALUATION AND INVESTMENT PRACTICES

A. Portfolio Valuation:

First Trust Exchange-Traded Fund (the "Trust") is an open-end management investment company that currently consists of eighteen exchange-traded funds (each a "Fund" and collectively, the "Funds") as follows:

First Trust Dow Jones Select MicroCap Index(SM) Fund
First Trust Morningstar(R) Dividend Leaders(SM) Index Fund
First Trust US IPO Index Fund
First Trust NASDAQ-100 Equal Weighted Index(SM) Fund
First Trust NASDAQ-100-Technology Sector Index(SM) Fund
First Trust NYSE Arca Biotechnology Index Fund
First Trust Dow Jones Internet Index(SM) Fund
First Trust DB Strategic Value Index Fund
First Trust Value Line(R) Equity Allocation Index Fund
First Trust Value Line(R) Dividend Index Fund
First Trust NASDAQ-100 Ex-Technology Sector Index(SM) Fund
First Trust NASDAQ(R) Clean Edge(R) Green Energy Index Fund
First Trust S&P REIT Index Fund
First Trust ISE Water Index Fund
First Trust ISE-Revere Natural Gas Index Fund
First Trust ISE Chindia Index Fund
First Trust Value Line(R) 100 Exchange-Traded Fund
First Trust NASDAQ(R) ABA Community Bank Index Fund

Each Fund's net asset value ("NAV") is determined daily, as of the close of regular trading on the New York Stock Exchange ("NYSE"), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. The NAV is calculated by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.

Each Fund's investments are valued at market value or, in the absence of market value with respect to any portfolio securities, at fair value in accordance with valuation procedures adopted by the Trust's Board of Trustees and in accordance with the Investment Company Act of 1940, as amended (the "1940 Act"). Portfolio securities listed on any exchange other than the NASDAQ National Market ("NASDAQ") and the London Stock Exchange Alternative Investment Market ("AIM") are valued at the last sale price on the business day as of which such value is being determined. Securities listed on the NASDAQ or the AIM are valued at the official closing price on the business day as of which such value is being determined. If there has been no sale on such day, or no official closing price in the case of securities traded on the NASDAQ or the AIM, the securities are valued at the mean of the most recent bid and asked prices on such day. Portfolio securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, on the business day as of which such value is being determined at the close of the exchange representing the principal market for such securities. Portfolio securities traded in the over-the-counter market, but excluding securities trading on the NASDAQ and the AIM, are valued at the closing bid prices. Short-term investments that mature in less than 60 days when purchased are valued at amortized cost.

Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Board of Trustees or its delegate at fair value. The use of fair value pricing by each Fund is governed by valuation procedures adopted by the Board of Trustees and is in accordance with the provisions of the 1940 Act. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold

FIRST TRUST EXCHANGE-TRADED FUND
NOTES TO QUARTERLY PORTFOLIO OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2009 (UNAUDITED)


without registration under the Securities Act of 1933, as amended) for which a pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of a Fund's NAV or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the pricing service, does not reflect the security's "fair value." As a general principle, the current "fair value" of a security would appear to be the amount which the owner might reasonably expect to receive for the security upon its current sale. The use of fair value prices by a Fund generally results in prices used by the Fund that may differ from current market quotations or official closing prices on the applicable exchange. A variety of factors may be considered in determining the fair value of such securities. In addition, the use of fair value prices and certain current market quotations or official closing prices could result in a difference between the prices used to calculate a Fund's NAV and the prices used by such Fund's corresponding index, which, in turn, could result in a difference between the Fund's performance and the performance of its index.

The Funds are subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
   o Level 1 - Level 1 inputs are quoted prices in active markets for identical securities. An active market is a market in which transactions for the security occur with sufficient frequency and volume to provide pricing information on an ongoing basis.
   o Level 2 - Level 2 inputs are observable inputs, either directly or indirectly, and include the following:
         o  Quoted prices for similar securities in active markets.
         o Quoted prices for identical or similar securities in markets that are non-active. A non-active market is a market where there are few transactions for the security, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little information is released publicly.
         o Inputs other than quoted prices that are observable for the security (for example, interest rates and yield curves observable at commonly quoted intervals, volatilities, prepayment speeds, loss severities, credit risks, and default rates).
         o Inputs that are derived principally from or corroborated by observable market data by correlation or other means.
   o Level 3 - Level 3 inputs are unobservable inputs. Unobservable inputs reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the security.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. A summary of the inputs used to value each Fund's investments as of September 30, 2009 is included with each Fund's Portfolio of Investments.


B. Securities Transactions:

Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis.

A Fund may hold publicly-traded master limited partnerships ("MLPs") and real estate investment trusts ("REITs"). Distributions from such investments may include a return of capital component from the MLP or REIT to the extent of the cost basis of such investments.

ADDITIONAL INFORMATION

FIRST TRUST EXCHANGE-TRADED FUND
SEPTEMBER 30, 2009 (UNAUDITED)


                              LICENSING INFORMATION

Dow Jones, Dow Jones Internet Composite Index(SM) and Dow Jones Select MicroCap Index(SM) are trademarks of Dow Jones & Company, Inc. and have been licensed for use. The First Trust Dow Jones Select MicroCap Index(SM) Fund, based on the Dow Jones Select MicroCap Index(SM) and the First Trust Dow Jones Internet Index(SM) Fund, based on the Dow Jones Internet Composite Index(SM), are not sponsored, endorsed, sold or promoted by Dow Jones, and Dow Jones makes no representation regarding the advisability of trading in the Funds.

Morningstar is a service mark of Morningstar, Inc. and has been licensed for use. The First Trust Morningstar(R) Dividend Leaders(SM) Index Fund is not sponsored, endorsed, issued, sold or promoted by Morningstar, Inc., nor does this company make any representation regarding the advisability of investing in the Fund.

IPOX is a trademark of IPOX Schuster LLC. IPOX IPO Indexes and Derivatives (patent pending).

NASDAQ(R), NASDAQ-100, NASDAQ-100 Index(R), NASDAQ-100 Technology Sector Index(SM), NASDAQ-100 Equal-Weighted Index(SM), and NASDAQ-100 Ex-Tech Sector Index(SM), are trademarks of the NASDAQ Stock Market, Inc. (which with its affiliates is referred to as the Corporations) and are licensed for use by First Trust Advisors L.P. The Funds have not been passed on by the Corporations as to their legality or suitability. The Funds are not issued, endorsed, sold, or promoted by the Corporations. The Fund should not be construed in anyway as investment advice by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUNDS.

NASDAQ(R) and Clean Edge(R) are the registered trademarks (the "Marks") of The NASDAQ Stock Market, Inc. ("NASDAQ(R)") and Clean Edge, Inc. ("Clean Edge") respectively. NASDAQ(R) and Clean Edge(R) are, collectively with their affiliates, the "Corporations." The Marks are licensed for use by First Trust Advisors L.P. The Fund has not been passed on by the Corporations as to its legality or suitability. The Fund is not issued, endorsed, sold, or promoted by the Corporations. The Fund should not be construed in any way as investment advice by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUND.

NASDAQ(R), OMX(R), NASDAQ OMX(R), and NASDAQ OMX(R) ABA Community Bank Index(SM) are trademarks of The NASDAQ OMX Group, Inc. and American Bankers Association ("ABA") (NASDAQ OMX and ABA, collectively with their affiliates, are referred to as the "Corporations") and are licensed for use by First Trust Advisors L.P. The Fund has not been passed on by the Corporations as to its legality or suitability. The Fund is not issued, endorsed, sold, or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUND.

The NYSE Arca Biotechnology Index(SM) is a trademark of the NYSE Euronext or its affiliates ("NYSE Euronext") and is licensed for use by First Trust Advisors L.P. The Fund is not sponsored or endorsed by the NYSE Euronext. NYSE Euronext makes no representation or warranty, express or implied, to the owners of the Fund or any member of the public regarding the advisability of investing in the Fund or the ability of the Fund to track the performance of the various sectors represented in the stock market. NYSE Euronext has no obligation to take the needs of the owners of the Fund into consideration in determining, composing or calculating the Index. NYSE Euronext is not responsible for and has not participated in any determination or calculation made with respect to issuance or redemption of the Fund.

"Deutsche Bank" and "Deutsche Bank CROCI(R) US+ Index" are service marks of Deutsche Bank AG ("Deutsche Bank"). Deutsche Bank has no relationship to First Trust Advisors L.P. or the First Trust DB Strategic Value Index Fund, other than the licensing of the Index and its service marks for use in connection with the Fund.

"Value Line(R)", "Value Line(R) Equity Allocation Index(TM)", "Value Line(R) Dividend Index(TM)" and "Value Line(R) 100 Index(TM)" are trademarks of Value Line(R), Inc. and have been licensed for use for certain purposes by First Trust Advisors L.P. on behalf of the Funds. The First Trust Value Line(R) Equity Allocation Index Fund, based on the Value Line(R) Equity Allocation Index(TM), the First Trust Value Line(R) Dividend Index Fund, based on the Value Line(R) Dividend Index(TM) and the First Trust Value Line(R) 100 Exchange-Traded Fund, based on the Value Line(R) 100 Index(TM), are not sponsored, endorsed, sold, or promoted by Value Line(R), Inc., and Value Line(R) makes no representation regarding the advisability of investing in the Funds.

Standard & Poor's(R) and S&P(R) are registered trademarks of The McGraw-Hill Companies, Inc. ("McGraw-Hill") and have been licensed for use by First Trust Advisors L.P. The Fund is not sponsored, endorsed, sold or promoted by McGraw-Hill or Citigroup Global Markets and its affiliates ("Citigroup"), and neither McGraw-Hill nor Citigroup make any representation, warranty or condition regarding the advisability of investing in the Fund.

FIRST TRUST EXCHANGE-TRADED FUND
SEPTEMBER 30, 2009 (UNAUDITED)


"International Securities Exchange(TM)", "ISE(TM)", "ISE Water Index(TM)", "ISE ChIndia Index(TM)" and the ISE-REVERE Natural Gas Index(TM)" are trademarks of the International Securities Exchange(TM) and have been licensed for use for certain purposes by First Trust Advisors L.P. Each Fund, based on its corresponding index, is not sponsored, endorsed, sold or promoted by the International Securities Exchange(TM) and the International Securities Exchange(TM) makes no representation regarding the advisability of trading in such products.

ITEM 2. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  First Trust Exchange-Traded Fund
              --------------------------------

By (Signature and Title)*   /s/ James A. Bowen
                            -------------------------------------------
                            James A. Bowen, Chairman of the Board,
                            President and Chief Executive Officer
                            (principal executive officer)

Date: November 23, 2009
      ------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*   /s/ James A. Bowen
                            -------------------------------------------
                            James A. Bowen, Chairman of the Board,
                            President and Chief Executive Officer
                            (principal executive officer)


Date: November 23, 2009
      -----------------------------



By (Signature and Title)*   /s/ Mark R. Bradley
                            ------------------------------------------
                            Mark R. Bradley, Treasurer, Controller,
                            Chief Financial Officer and
                            Chief Accounting Officer
                            (principal financial officer)


Date: November 23, 2009
      ----------------------------


* Print the name and title of each signing officer under his or her signature.